                OPPENHEIMER INTERMEDIATE MUNICIPAL FUND
               Supplement dated September 24, 2001 to the
                   Prospectus dated January 25, 2001

The prospectus is changed as follows:

1.    The supplement dated June 7, 2001 is replaced by this supplement.

2.    The third sentence in the paragraph titled "Illiquid and
Restricted Securities" within the section "Other Investment Strategies"
on page eleven is replaced with the following:

      The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.

3.    The following paragraph is added to the end of the "How the Fund is Managed" section on page thirteen:

      As previously described in the June 7, 2001 supplement to
      the Fund's prospectus, the Board of Trustees of the Fund
      proposed various changes to the Fund's fundamental
      investment policies.  At a recent shareholders meeting,
      shareholders approved all of those proposals.  The Fund's
      Statement of Additional Information has been revised to
      reflect the changes approved by shareholders.

September 24, 2001
PS0860.020
------------------------------------------------------------------------

Oppenheimer Intermediate Municipal Fund
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6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated January 25, 2001, revised
September 24, 2001.

      This Statement of Additional Information is not a Prospectus.
This document contains additional information about the Fund and supplements information in the Prospectus dated January 25, 2001.  It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at
P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the
OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
Page

About the Fund

About Your Account

Financial Information About the Fund

A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

The investment objective and the principal investment policies of the
Fund are described in the Prospectus.  This Statement of Additional
Information contains supplemental information about those policies and the types of securities that the Fund's investment Manager,
OppenheimerFunds, Inc., can select for the Fund. Additional
explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager uses in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Fund does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors, prior to their maturity. Because the current values of debt securities vary inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value.  Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.
The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal
securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any)
of the issue. These factors are discussed in greater detail below.

      |X|   Portfolio Turnover.  A change in the securities held by the
Fund from buying and selling investments is known as "portfolio turnover."  Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs.  However, the Fund ordinarily incurs little or no brokerage expense because most of the
Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

The Fund ordinarily does not trade securities to achieve capital gains, because they would not be tax-exempt income. To a limited degree, the
Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other
considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares.  In those cases, the Fund may realize a capital gain or loss on its investments.  The Fund's annual portfolio turnover rate normally is not expected to exceed 100%.

Municipal Securities.  The types of municipal securities in which the
Fund may invest are described in the Prospectus under "About the Fund's
Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds.  We have classified municipal securities
having a maturity (when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including
"industrial development") bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

        |_| General Obligation Bonds.  The basic security behind
general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited.
Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

        |_| Revenue Bonds.  The principal security for a revenue bond
is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability
(without obligation) to make up deficiencies in the debt service reserve fund.

        |_|       Industrial Development Bonds.  Industrial development
bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.
The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      |_|  Private Activity Municipal Securities.  The Tax Reform Act
of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities.  The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations.  Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be
tax-exempt.  However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes.  More stringent restrictions were placed on the use of proceeds of such bonds.
Interest on certain private activity bonds is taxable under the revised rules.  There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified
Section 501(c)(3) bonds, and qualified student loan bonds.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax
Reform Act, which will reduce the supply of such bonds.  The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7,
1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the Federal alternative minimum tax on individuals and corporations.

      The Federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.  This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income.  The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations.  Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include
exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction.
Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10%
threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.  Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds.  Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal
Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user.  This
"substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds.
Therefore, the Fund may not be an appropriate investment for entities which are "substantial users" (or persons related to "substantial users") of such exempt facilities. Those entities and persons should consult their tax advisors before purchasing shares of the Fund.

      A "substantial user" of such facilities is defined generally as a
"non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds.  Generally, an individual will not be a "related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X|   Municipal Notes.  Municipal securities having a maturity
(when the security is issued) of less than one year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

        |_| Tax Anticipation Notes.  These are issued to finance
working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

        |_| Revenue Anticipation Notes.  These are notes issued in
expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

        |_| Bond Anticipation Notes.  Bond anticipation notes are
issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

        |_| Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal
Housing Administration.

      |X|   Tax Exempt Commercial Paper.  This type of short-term
obligation (usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations.  The Fund's investments in
municipal lease obligations may be through certificates of
participation that are offered to investors by public entities.
Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Fund would be limited as described below in "Illiquid Securities." From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the
Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:
      |_|   the frequency of trades and price quotations for such
      securities;
      |_|   the number of dealers or other potential buyers willing to purchase or sell such securities;
      |_|   the availability of market-makers; and
      |_|   the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain
"non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.
While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.
Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects.
Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.
      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local
governmental units.  A default in payment of income would result in a reduction of income to the Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.  While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

      |X|   Duration of the Fund's Portfolio.  The Fund can invest in
debt securities of any maturity or duration but currently has an operating policy to maintain a dollar-weighted average effective portfolio duration of 4.5 to 8 years. The goal is to try to manage the sensitivity of the Fund's portfolio to changes in interest rates, and in doing so to manage the volatility of the Fund's share prices in response to those changes. However, unanticipated events may change the effective duration of a security after the Fund buys it, and there can be no assurance that the Fund will achieve its targeted duration at all times.

      The Manager determines the effective duration of debt obligations purchased by the Fund considering various factors that apply to a particular type of debt obligation, including those described below.
Duration is a measure of the expected life of a security on a current-value basis expressed in years, using calculations that consider the security's yield, coupon interest payments, final maturity and call features.

      While a debt security's maturity can be used to measure the sensitivity of the security's price to changes in interest rates, the term to maturity of a security does not take into account the pattern
(or expected pattern) of the security's payments of interest or principal prior to maturity. Duration, on the other hand, measures the length of the time interval from the present to the time when the interest and principal payments are scheduled to be received (or, in the case of a callable bond, when the interest payments are expected to be received). Duration calculations weigh them by the present value of the cash to be received at each future point in time. If the interest payments on a debt security occur prior to the repayment of principal, the duration of the security is less than its stated maturity. For zero-coupon securities, duration and term to maturity are equal.

      Absent other factors, the lower the stated or coupon rate of interest on a debt security or the longer the maturity or the lower the yield-to-maturity of the debt security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest, the shorter the maturity or the higher the yield-to-maturity of a debt security, the shorter the duration of the security.

      Futures, options and options on futures in general have
duration's that are closely related to the duration of the securities that underlie them. Holding long futures positions or call option positions (backed by liquid assets) will tend to lengthen the portfolio's duration.

      In some cases the standard effective duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years. However, their exposure to interest rate changes corresponds to the frequency of the times at which their interest coupon rate is reset. In these and other similar situations, the Manager will use other analytical techniques that consider the economic life of the security as well as relevant macroeconomic factors in determining the Fund's effective duration.

      |X|   Ratings of Municipal Securities.  Ratings by ratings
organizations such as Moody's Investors Service, Standard & Poor's
Ratings Service and Fitch, Inc. represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality.  Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Subsequent to its purchase by the Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security.  To the extent that ratings given by Moody's, Standard & Poor's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund can buy municipal securities that are "pre-refunded."
The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.  This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      The rating definitions of Moody's, Standard & Poor's and Fitch for municipal securities are contained in Appendix A to this Statement of Additional Information. The Fund can purchase securities that are unrated by nationally recognized rating organizations.  The Manager will make its own assessment of the credit quality of unrated issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

      |_|   Special Risk of Lower-Grade Securities.  Lower grade
securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.
While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's, are investment grade, they may be subject to special risks and have some speculative characteristics.

Other Investment Techniques and Strategies.  In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below. It is not required to use all of the strategies at all times and at times may not use them.

      |X|   Floating Rate and Variable Rate Obligations.  Variable rate demand obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity.
The tender may be at par value plus accrued interest, according to the terms of the obligation.

      The interest rate on a floating rate demand note is based on a stated prevailing market rate, such as a bank's prime rate, the 91-day
U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon not more than 30 days'
notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest.
Generally the issuer must provide a specified number of days' notice to the holder.

      |X|   Inverse Floaters and Other Derivative Investments.  Inverse
floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains relatively steep and short-term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some inverse floaters have a feature known as an interest rate
"cap" as part of the terms of the investment.  Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the
Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations.  "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates.
When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful.  However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment. Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the
Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X|   "When-Issued" and "Delayed-Delivery" Transactions.  The
Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" (or "forward commitment") basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is
generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date.  Normally the settlement date is within six months of the purchase of municipal bonds and notes.  However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.  No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.  Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery
transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.
If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify on its books liquid assets at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|   Puts and Standby Commitments.  When the Fund buys a
municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise.  A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature).

      The Fund will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks.  The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised.  If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund.
They terminate if the Fund sells the underlying security to a third party.  The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised.  However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X|                 Repurchase Agreements.  The Fund may acquire
securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.
      In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the
Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase.  Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments.  The
Fund will not enter into transactions that will cause more than 25% of the Fund's total assets to be subject to repurchase agreements.

      Repurchase agreements, considered "loans" under the Investment
Company Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

      The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      |X|   Illiquid and Restricted Securities.  To enable the Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933, the Fund might have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the
Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund has percentage limitations that apply to purchases of restricted and illiquid securities, as stated in the Prospectus.  Those percentage restrictions do not limit purchases of restricted securities that are eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of
Trustees of the Fund or by the Manager.  Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

      The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      |X|   Loans of Portfolio Securities.  To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions.  There are risks in connection with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to lend securities; but if it does, these loans cannot exceed 5% of the value of the Fund's total assets.  Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      The Fund must receive collateral for a loan.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.  The Fund may pay reasonable finder's, administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days'
notice or in time to vote on any important matter.

      |X|   Hedging.  The Fund can use hedging to attempt to protect
against declines in the market value of its portfolio, to permit the
Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons.  To do so the Fund could:
      |_|   sell interest rate futures or municipal bond index futures,
      |_|   buy puts on such futures or securities, or
      |_|   write covered calls on securities, interest rate futures or municipal bond index futures. The Fund can also write covered calls on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund can also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund would normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund could:
      |_|   buy interest rate futures or municipal bond index futures,
or
      |_|   buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective, are approved by its
Board, and are permissible under the Fund's investment restrictions and applicable regulations.

        |_| Futures.  The Fund can buy and sell futures contracts
relating to debt securities (these are called "interest rate futures")
and municipal bond indices (these are referred to as "municipal bond index futures"), but only as a hedge against interest rate changes.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      No money is paid by or received by the Fund on the purchase or sale of a futures contract. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the
"futures broker").  Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions.  As the future is marked to market
(that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then realized by the Fund on the Future for tax purposes.
Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction.  All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold.  For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury bond futures
(a type of interest rate future).  The Fund would benefit if municipal bonds outperform U.S. Treasury bonds on a duration-adjusted basis.
There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a
duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example, the duration of municipal bonds relative to U.S. Treasury bonds might turn out to be greater than anticipated).

        |_| Put and Call Options.  The Fund can buy and sell certain
kinds of put options (puts) and call options (calls), including index options, securities options and options on futures.  These strategies are described below.
        |_| Writing Covered Call Options.  The Fund can write (that is, sell) call options.  Calls the Fund sells may be listed on a securities or commodities exchange or quoted on NASDAQ, the automated quotation system of The Nasdaq Stock Market, Inc. or traded in the
over-the-counter market.  Each call the Fund writes must be "covered"
while it is outstanding. That means the Fund must own the investment on which the call was written.  The Fund may write calls on futures contracts, but if it does not own the futures contract or deliverable securities, these calls must be covered by securities or other liquid assets that the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised.  Up to 20% of the Fund's total assets may be subject to calls.

      When the Fund writes a call on a security, it receives cash (a
premium).The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period.
That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.
In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).  If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.
If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.
In that case the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the
investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is
"in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The
Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."
The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction.  A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received.  Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract.  To do so, at the time the call is written, the Fund  must cover the call by segregating in escrow an equivalent dollar value of liquid assets.
The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future.
Because of this escrow requirement, in no circumstances would the
Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

        |_| Writing Put Options.  The Fund can sell put options. A put
option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  The Fund will not write puts if, as a result, more than 20% of the Fund's total assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's  books.  The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put.  However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.  If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time.  In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities.  The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

        |_| Purchasing Calls and Puts.  The Fund can buy calls on
securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures.  It can also buy calls to close out a call it has written, as discussed above.  Calls the Fund buys may be listed on a securities or commodities exchange, or quoted on NASDAQ, or traded in the over-the-counter market.  A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      The Fund can buy puts on debt securities, municipal bond indices, and interest rate or municipal bond index futures, whether or not it owns the underlying investment.  When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.  Puts on municipal bond indices are settled in cash.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on a debt security, interest rate future or
municipal bond index future the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the investment at the exercise price to a seller of corresponding put.  If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the
Fund will, have paid the premium but lost the right to sell the underlying investment.  However, the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

        |_| Risks of Hedging with Options and Futures.  The use of
hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions.  The exercise of calls written by the
Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call, or buys or sells an underlying investment in connection with the exercise of a call or put.  Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments.
Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an
investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline.  If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.  However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index.  To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.  All participants in the futures markets are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market might decline. If the Fund then concludes not to invest in such securities because of concerns that there might be further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option.  If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses.

        |_| Interest Rate Swap Transactions.  In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they may swap a right to receive floating rate payments for fixed rate payments.  The
Fund can enter into swaps only on securities it owns.  The Fund may not enter into swaps with respect to more than 25% of its total assets.
Also, the Fund will segregate liquid assets (such as cash or U.S.
government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk.
There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of
counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party.  Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as
"aggregation."

        |_| Regulatory Aspects of Hedging Instruments.  When using
futures and options on futures, the Fund is required to operate within certain guidelines and restrictions established by the Commodity
Futures Trading Commission (the "CFTC").  In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator"
if the Fund complies with the requirements of Rule 4.5 adopted by the
CFTC.  That Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position.  However, under the Rule the Fund must limit its aggregate initial futures margin and related options premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.  Under the Rule, the Fund also must use short futures and options on futures positions solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it.

      |X|   Temporary Defensive Investments.  The securities the Fund
can invest in for temporary defensive purposes include the following:
          |_|                         short-term municipal securities;
          |_|                         obligations issued or guaranteed
          by the U.S. government or its agencies or instrumentalities;
          |_|             corporate debt securities rated within the
          three highest grades by a nationally recognized rating
          agency;
          |_|             commercial paper rated "A-1" by Standard &
          Poor's, or having a comparable rating by another nationally recognized-rating agency; and
          |_|             certificates of deposit of domestic banks
          with assets of $1 billion or more.

      |X|   Taxable Investments.  While the Fund can invest up to 20%
of its total assets in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. To the extent it invests in taxable securities, the Fund would not be able to meet its objective of providing tax exempt income to its shareholders. Taxable investments include, for example, hedging instruments, repurchase agreements, and some of the types of securities it would buy for temporary defensive purposes.

Investment Restrictions

      |X|   What Are "Fundamental Policies?"  Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
      |_|         67% or more of the shares present or represented by
      proxy at a shareholder meeting, if the holders of more than 50%
      of the outstanding shares are present or represented by proxy, or
      |_|         more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such. The
Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does the Fund Have Additional Fundamental Policies? The
following investment restrictions are fundamental policies of the Fund:

      |_|   The Fund may not borrow money, except to the extent
permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_|   The Fund cannot make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_|   The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities.
This limitation applies to 75% of the Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S.
government or any of its agencies or instrumentalities or securities of other investment companies.

      |_|   The Fund cannot invest 25% or more of its total assets in
any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by other investment companies.

      |_|   The Fund cannot invest in real estate.  However, the Fund
can invest in municipal securities or other permissible securities or instruments secured by real estate or interests in real estate.

      |_|   The Fund cannot underwrite securities.  A permitted
exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling in securities held in its portfolio.

      |_|   The Fund cannot issue "senior securities," but this does
not prohibit certain investment activities for which assets of the Fund are designated as segregated or margin collateral or escrow
arrangements are established to cover the related obligations.
Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

    |X| Does the Fund Have Additional Non-Fundamental Policies?  The
following investment restrictions are not fundamental policies of the
Fund:

    |_| Although the Fund can invest 25% or more of its assets in a particular segment of the municipal bond market, it will not invest 25%
or more of its total assets in industrial revenue bonds in a single industry.

    |_| The Fund will not purchase or retain securities if, as a
result, the Fund would have more than 5% of its total assets invested in securities of private issuers having a record of less than three years' continuous operation, or in industrial development bonds if the private entity on whose credit the security is based, directly or indirectly, is less than three years old, unless the security is rated by a nationally-recognized rating service.  In each case, that period may include the operation of predecessor companies or enterprises.

    |_| The Fund will not invest in common stock or any warrants
related to common stocks.  These operating policies are not fundamental policies.

      Unless the Prospectus or Statement of Additional Information
states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. In that case the
Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the
Fund.

Diversification.  The Fund intends to be "diversified" as defined in the Investment Company Act and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth in the restrictions above. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer.
Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against Concentration. To implement its policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional
Information.  Those industry classifications are not a fundamental policy.

      In implementing the Fund's policy not to concentrate its
investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation.
Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval.
How the Fund Is Managed

Organization and History.  The Fund is a diversified investment portfolio or "series" of Oppenheimer Municipal Fund, an open-end, diversified management investment company organized as a Massachusetts business trust in 1986, with an unlimited number of authorized shares of beneficial interest.

      Oppenheimer Municipal Fund (and therefore the Fund. as its series) is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts's law. The
Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the
Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's
Declaration of Trust.

      |X|                 Classes of Shares.  The Board of Trustees has
the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes.  The Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C.
All classes invest in the same investment portfolio. Shares are freely transferable. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each class of shares:
      |_|   has its own dividends and distributions,
      |_|                 pays certain expenses which may be different
   for the different classes,
      |_|                 may have a different net asset value,
|_|   may have separate voting rights on matters in which the interests of one class are different from the interests of another
         class, and
      |_|                 votes as a class on matters that affect that
class alone.

      |X|   Meetings of Shareholders.  As a series of a Massachusetts
business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders.

      Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of Oppenheimer Municipal
Fund, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the outstanding shares of
Oppenheimer Municipal Fund.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the shareholder lists of Oppenheimer Municipal
Fund available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of series of Oppenheimer Municipal Fund valued at
$25,000 or more or constituting at least 1% of the outstanding shares of Oppenheimer Municipal Fund, whichever is less.  The Trustees may also take other action as permitted by the Investment Company Act.

        |_| Shareholder and Trustee Liability.  The Declaration of
Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for
indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its
obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a
"partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a
"partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under the Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. The contracts further state that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Trustees and Officers of the Fund.  The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below.  Trustees denoted with an asterisk
(*) below are deemed to be "interested persons" of the Fund under the
Investment Company Act.  All of the Trustees are also trustees, directors or managing general partners of the following Denver-based
Oppenheimer funds1:

Oppenheimer Cash Reserves             Oppenheimer Select Managers
Oppenheimer Champion Income Fund      Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund       Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund           Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund   Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds           Panorama Series Fund, Inc.
Oppenheimer  Limited-Term  Government
Fund                                  Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.   Centennial California Tax Exempt Trust
Oppenheimer  Main Street  Opportunity
Fund                                  Centennial Government Trust
Oppenheimer  Main  Street  Small  Cap
Fund                                  Centennial Money Market Trust
Oppenheimer Municipal Fund            Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund           Centennial Tax Exempt Trust

      Messrs. Swain, Bishop,  Donohue,  Farrar, Wixted and Zack, who are
officers of the Fund,  respectively hold the same offices with the other
Denver-based  Oppenheimer  funds as with the Fund.  As of  December  28,
2000,  the  Trustees and officers of the Fund as a group owned less than
1% of the outstanding  shares of the Fund. The foregoing  statement does not reflect  ownership  of shares held of record by an employee  benefit plan for  employees of the Manager,  other than the shares  beneficially owned  under that plan by the  officers of the Fund  listed  below.  Mr.
Donohue, is a trustee of that plan.

James C. Swain*, Chairman, Chief Executive Officer and Trustee, Age: 67
6803 South Tucson Way, Englewood, Colorado 80112
Vice Chairman of the Manager (since September 1988);  formerly President
and  a  director  of  Centennial   Asset   Management   Corporation,   a
wholly-owned  subsidiary  of the  Manager  and  Chairman of the Board of
Shareholder Services, Inc., a transfer agent subsidiary of the Manager.

William L. Armstrong, Trustee, Age: 64.
6803 South Tucson Way, Englewood, Colorado 80112
Chairman of the following  private  mortgage banking  companies:  Cherry
Creek Mortgage  Company (since 1991),  Centennial State Mortgage Company
(since 1994),  The El Paso  Mortgage  Company  (since  1993),  Transland
Financial  Services,  Inc.  (since  1997);  Chairman  of  the  following private companies:  Great Frontier  Insurance  (insurance agency) (since
1995) and Ambassador  Media  Corporation  (since 1984);  Director of the following public companies:  Storage  Technology  Corporation  (computer equipment  company) (since 1991),  Helmerich & Payne,  Inc. (oil and gas drilling/production  company)  (since  1992),  UNUMProvident  (insurance
company)  (since  1991);   formerly  Director  of  International  Family
Entertainment  (television  channel) (1992 - 1997) and Natec  Resources,
Inc.   (air   pollution   control   equipment   and  services   company)
(1991-1995),   Frontier  Real  Estate,  Inc.  (residential  real  estate
brokerage)  (1994-1999),  and Frontier  Title (title  insurance  agency)
(1995-June 1999); formerly U.S. Senator (January 1979-January 1991).

Robert G. Avis*, Trustee, Age: 70.
6803 South Tucson Way, Englewood, Colorado 80112

Director and President of A.G. Edwards Capital, Inc. (General Partner
of private equity funds), formerly, until March 2000, Chairman,
President and Chief Executive Officer of A.G. Edwards Capital, Inc.;
formerly, until March 1999, Vice Chairman and Director of A.G. Edwards,
Inc. and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary); until March 1999, Chairman of A.G. Edwards Trust
Company and A.G.E. Asset Management (investment advisor); until March
2000, a Director of A.G. Edwards & Sons and A.G. Edwards Trust Company.

George C. Bowen, Trustee, Age: 65.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly (until April 1999) Mr. Bowen held the following positions:
Senior Vice President (from September 1987) and Treasurer (from March
1985) of the Manager; Vice President (from June 1983) and Treasurer
(from March 1985) of OppenheimerFunds, Distributor, Inc., a subsidiary of the Manager and the Fund's Distributor; Senior Vice President (from
February 1992), Treasurer (from July 1991) Assistant Secretary and a director (from December 1991) of Centennial Asset Management
Corporation; Vice President (from October 1989) and Treasurer (from
April 1986) of HarbourView Asset Management Corporation; President,
Treasurer and a director of Centennial Capital Corporation (from June
1989); Vice President and Treasurer (from August 1978) and Secretary
(from April 1981) of Shareholder Services, Inc.; Vice President,
Treasurer and Secretary of Shareholder Financial Services, Inc. (from
November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp.
(from March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc.
(from November 1989); Vice President and Treasurer of Oppenheimer Real
Asset Management, Inc. (from July 1996); Treasurer of OppenheimerFunds
International Ltd. and Oppenheimer Millennium Funds plc (from October
1997).

Edward L. Cameron, Trustee, Age: 63.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly (from 1974-1999) a partner with PricewaterhouseCoopers LLC (an accounting firm) and Chairman, Price Waterhouse LLP Global Investment management Industry Services Group (from 1994-1998).

Jon S. Fossel, Trustee, Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly (until October 1990) Chairman and a director of the Manager,
President and a director of Oppenheimer Acquisition Corp., the
Manager's parent holding company, and Shareholder Services, Inc. and
Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager.

Sam Freedman, Trustee, Age: 61.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly (until October 1994) Chairman and Chief Executive Officer of
OppenheimerFunds Services, Chairman, Chief Executive Officer and a
director of Shareholder Services, Inc., Chairman, Chief Executive Officer
and director of Shareholder Financial Services, Inc., Vice President and
director of Oppenheimer Acquisition Corp. and a director of
OppenheimerFunds, Inc.

C. Howard Kast, Trustee, Age: 79.
6803 South Tucson Way, Englewood, Colorado 80112

Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Trustee, Age: 80.
6803 South Tucson Way, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

F. William Marshall, Jr., Trustee Age: 59.
6803 South Tucson Way, Englewood, Colorado 80112
Formerly (until 1999) Chairman of SIS & Family Bank, F.S.B. (formerly
SIS Bank); President, Chief Executive Officer and Director of SIS
Bankcorp., Inc. and SIS Bank (formerly Springfield Institution for
Savings) (1993-1999); Executive Vice President (until 1999) of Peoples
Heritage Financial Group, Inc.; Chairman and Chief Executive Office of
Bank of Ireland First Holdings, Inc. and First New Hampshire Banks
(1990-1993); Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end investment companies).

Andrew J. Donohue, Vice President and Secretary, Age: 51.
6803 South Tucson Way, Englewood, Colorado 80112
Executive Vice President (since January 1993), General Counsel (since
October 1991) and a director (since September 1995) of the Manager;
Executive Vice President and General Counsel (since September 1993) and a director (since January 1992) of the Distributor; Executive Vice
President, General Counsel and a director (since September 1995) of
HarbourView Asset Management Corporation, Shareholder Services, Inc.,
Shareholder Financial Services, Inc. and Oppenheimer Partnership
Holdings, Inc., and of OFI Private Investments, Inc. (since March
2000), and of Oppenheimer Trust Company (since May 2000); President and a director of Centennial Asset Management Corporation (since September
1995) and of Oppenheimer Real Asset Management, Inc. (since July 1996);
General Counsel (since May 1996) and Secretary (since April 1997) of
Oppenheimer Acquisition Corporation; Vice President and a director
(since September 1997) of OppenheimerFunds International Ltd. and
Oppenheimer Millennium Funds plc; a director (since April 2000) of
OppenheimerFunds Legacy Program, a charitable trust program sponsored by the Manager and of Trinity Investment Management Corporation (since
March 2000); an officer of other Oppenheimer funds.

Jerry A. Webman, Vice President and Portfolio Manager, Age: 50.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President, Senior Investment Officer and Director of the
Fixed Income Department of the Manager (since February 1996) and Senior
Vice President of HarbourView Asset Management Corporation (since May
1999); before joining the Manager in February 1996, he was a
Vice-President and portfolio manager with Prudential Investment
Corporation from November 1990.

Merrell Hora, Vice President and Portfolio Manager, Age: 32.
6803 South Tucson Way, Englewood, Colorado 80112
Assistant Vice President of the Manager (since July 1998); Portfolio
Manager of the Manager since August 2000, Senior Quantitative Analyst for the Manager's Fixed Income Department's Quantitative Analysis Team
from July 1998 until August 2000; prior to joining the Manager in July
1998 he was a quantitative analyst with a subsidiary of the Cargill
Financial Services Group (January 1997 -September 1997) and was a
teaching assistant, instructor and research assistant at the University of Minnesota from which he obtained his Ph.D. in Economics.

Brian W. Wixted, Treasurer, Principal Financial and Accounting Officer,
Age: 42.

6803 South Tucson Way, Englewood, Colorado 80112

Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since March 1999) of HarbourView Asset Management
Corporation, Shareholder Services, Inc., Oppenheimer Real Asset
Management Corporation, Shareholder Financial Services, Inc. and
Oppenheimer Partnership Holdings, Inc., and of OFI Private Investments,
Inc. (since March 2000) and of OppenheimerFunds International Ltd. and
Oppenheimer Millennium Funds plc (since May 2000); Treasurer (since May
2000) of Oppenheimer Trust Company; Assistant Treasurer (since March
1999) of Oppenheimer Acquisition Corporation and of Centennial Asset
Management Corporation; an officer of other Oppenheimer funds; formerly
Principal and Chief Operating Officer, Bankers Trust Company - Mutual
Fund Services Division (March 1995 - March 1999); Vice President and
Chief Financial Officer of CS First Boston Investment Management Corp.
(September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 53.
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since May 1985) and Associate General Counsel
(since May 1981) of the Manager, Assistant Secretary of Shareholder
Services, Inc. (since May 1985), Shareholder Financial Services, Inc.
(since November 1989); OppenheimerFunds International Ltd. and
Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 43.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996);
an officer of other Oppenheimer funds; formerly an Assistant Vice
President of the Manager/Mutual Fund Accounting (April 1994 - May
1996), and a Fund Controller for the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 36.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996);
Assistant Treasurer of Oppenheimer Millennium Funds plc (since October
1997); an officer of other Oppenheimer Funds; formerly an Assistant
Vice President of the Manager/Mutual Fund Accounting (April 1994 - May
1996), and a Fund Controller for the Manager.

o     Remuneration  of Trustees.  The officers of the Fund and Mr. Swain are  affiliated  with the  Manager and receive no salary or fee from the
Fund The remaining  Trustees of the Fund received the compensation shown below.  The  compensation  from the Fund was paid during its fiscal year
ended   September   30,  2000.   The   compensation   from  all  of  the
Denver-based  Oppenheimer  funds  includes the Fund and is  compensation received  as a director,  trustee or member of a committee  of the Board during the calendar  year 2000.  Messrs.  Cameron and Marshall  were not
Trustees  during the calendar year 2000 or during the Fund's most recent year end.

  -----------------------------------------------------------------------------

  Trustee's Name               Aggregate         Total Compensation
  and Other Positions          Compensation      from all Denver-Based
                               from Fund1        Oppenheimer Funds2

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  William L. Armstrong               $273                   $49,270
     Review Committee Member

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Robert G. Avis                     $521                   $72,000
     Review Committee Member

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  George C. Bowen                    $343                   $55,948
     Review Committee Member

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Jon S. Fossel                      $549                   $26,709
     Review Committee Chairman

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Sam Freedman                       $567                   $77,880
     Review Committee Member

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  C. Howard Kast                     $549                   $80,100
     Audit Committee Member

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Raymond J. Kalinowski4             $621                   $73,500

  -----------------------------
  -----------------------------------------------------------------------------

  Robert M. Kirchner                 $541                   $76,950

                               ------------------------------------------------

    * Effective  July 1, 2000,
    William  A.  Baker and Ned
    M.   Steel   resigned   as
    Trustees  of the  Fund and
    subsequently        became
    Trustee  Emeritus  of  the
    Fund.  For the fiscal year
    ended  September 31, 2000,
    Messrs.  Baker  and  Steel
    each     received     $521
    aggregate     compensation
    from  the Fund and for the
    calendar     year    ended
    December  31,  2000,  they
    each   received    $63,999
    total   compensation  from
    all           Denver-based
    Oppenheimer funds.
  1.    For the Fund's  fiscal
       year  ended   September
       30, 2000.
  2.    For the 2000  calendar
       year.
  3.    Mr.         Kalinowski
       resigned  as Trustee of
       the    Denver     funds
       effective    April   5,
       2001 and  therefore his
       biographical
       information   has  been
       removed     from    the
       applicable      section
       above.

        |X|   Deferred
  Compensation     Plan    for
  Trustees.   The   Board   of
  Trustees   has   adopted   a
  Deferred  Compensation  Plan
  for  disinterested  trustees
  that  enables  them to elect
  to defer  receipt  of all or
  a  portion   of  the  annual
  fees  they are  entitled  to
  receive   from   the   Fund.
  Under    the    plan,    the
  compensation  deferred  by a
  Trustee   is    periodically
  adjusted    as   though   an
  equivalent  amount  had been
  invested  in  shares  of one
  or  more  Oppenheimer  funds
  selected  by  the   Trustee.
  The   amount   paid  to  the
  Trustee  under the plan will
  be  determined   based  upon
  the   performance   of   the
  selected funds.

        Deferral of  Trustees'
  fees  under  the  plan  will
  not  materially  affect  the
  Fund's  assets,  liabilities
  or  net  income  per  share.
  The plan  will not  obligate
  the  Fund  to   retain   the
  services  of any  Trustee or
  to pay any particular  level
  of   compensation   to   any
  Trustee.   Pursuant   to  an
  Order    issued    by    the
  Securities    and   Exchange
  Commission,   the  Fund  may
  invest    in    the    funds
  selected   by  the   Trustee
  under   the   plan   without
  shareholder   approval   for
  the   limited   purpose   of
  determining   the  value  of
  the  Trustee's  deferred fee
  account.

  |X|   Major    Shareholders.
  As  of  December  28,  2000,
  the only  persons  who owned
  of record or who were  known
  by   the    Fund    to   own
  beneficially  5% or  more of
  any  class  of  the   Fund's
  outstanding shares were:

  NFSC  FEBO,   545  Pine  Way
  Circle,   Bloomfield  Hills,
  MI   48302,    which   owned
  343,521.580  Class A Shares,
  representing  5.18%  of  the
  Class    A    Shares    then
  outstanding, and
  MLPF  & S,  4800  Deer  Lake
  Drive    East,    Floor    3
  Jacksonville,            FL.
  32246-6484,    which   owned
  79,767.281  Class B  Shares,
  representing  6.36%  of  the
  Class    B    Shares    then
  outstanding, and

  LPL   Financial    Services,
  9785  Towne  Centre   Drive,
  San Diego,  CA.  92121-1968,
  which    owned    67,791.666
  Class       C        Shares,
  representing  5.94%  of  the
  Class    C    Shares    then
  outstanding.

  The  Manager.   The  Manager
  is      wholly-owned      by
  Oppenheimer      Acquisition
  Corp.,  a  holding   company
  controlled by  Massachusetts
  Mutual    Life     Insurance
  Company.

        |X|       Code      of
  Ethics.    The   Fund,   the
  Manager and the  Distributor
  have a Code  of  Ethics.  It
  is  designed  to detect  and
  prevent  improper   personal
  trading      by      certain
  employees,         including
  portfolio   managers,   that
  would  compete  with or take
  advantage   of  the   Fund's
  portfolio      transactions.
  Covered    persons   include
  persons  with  knowledge  of
  the      investments     and
  investment   intentions   of
  the  Fund  and  other  funds
  advised   by  the   Manager.
  The  Code  of  Ethics   does
  permit personnel  subject to
  the   Code  to   invest   in
  securities,        including
  securities   that   may   be
  purchased  or  held  by  the
  Fund,  subject  to a  number
  of     restrictions      and
  controls.   Compliance  with
  the   Code  of   Ethics   is
  carefully    monitored   and
  enforced by the Manager.

        The Code of  Ethics is
  an  exhibit  to  the  Fund's
  registration       statement
  filed  with  the  Securities
  and Exchange  Commission and
  can be  reviewed  and copied
  at    the    SEC's    Public
  Reference       Room      in
  Washington,   D.C.  You  can
  obtain   information   about
  the  hours of  operation  of
  the  Public  Reference  Room
  by   calling   the   SEC  at
  1.202.942.8090.  The Code of
  Ethics  can  also be  viewed
  as   part   of  the   Fund's
  registration   statement  on
  the SEC's EDGAR  database at
  the SEC's  Internet web site
  at       http://www.sec.gov.
  Copies   may  be   obtained,
  after  paying a  duplicating
  fee, by  electronic  request
  at  the   following   E-mail
  address:
  publicinfo@sec.gov.,  or  by
  writing to the SEC's  Public
  Reference           Section,
  Washington,             D.C.
  20549-0102.

        |X|   The   Investment
  Advisory   Agreement.    The
  Manager provides  investment
  advisory   and    management
  services  to the Fund  under
  an    investment    advisory
  agreement     between    the
  Manager  and the  Fund.  The
  Manager  selects  securities
  for  the  Fund's   portfolio
  and  handles  its day-to day
  business.    The   portfolio
  manager   of  the   Fund  is
  employed  by the Manager and
  -----------------------------------------------------------------------------
  is   the   person   who   is
  principally  responsible for Management    Fee
  the  day-to-day   management Paid           to
  of  the  Fund's   investment OppenheimerFunds,
  portfolio.  Other members of Inc.
  the  Manager's  Fixed-Income
  Portfolio  Team  provide the
  portfolio    manager    with
  research   and   counsel  in
  managing      the     Fund's
  investments.

        The          agreement
  requires  the  Manager,   at
  its expense,  to provide the
  Fund  with  adequate  office
  space,     facilities    and
  equipment.  It also requires
  the  Manager to provide  and
  supervise the  activities of
  all    administrative    and
  clerical  personnel required
  to     provide     effective
  corporate     administration
  for    the    Fund.    Those
  responsibilities     include
  the      compilation     and
  maintenance  of records with
  respect    to   the   Fund's
  operations,  the preparation
  and   filing  of   specified
  reports,       and       the
  composition     of     proxy
  materials  and  registration
  statements   for  continuous
  public  sale  of  shares  of
  the Fund.

        The     Fund      pays
  expenses    not    expressly
  assumed   by   the   Manager
  under      the      advisory
  agreement.    The   advisory
  agreement  lists examples of
  expenses  paid by the  Fund.
  The major categories  relate
  to interest,  taxes, fees to
  disinterested      Trustees,
  legal  and  audit  expenses,
  custodian  bank and transfer
  agent    expenses,     share
  issuance   costs,    certain
  printing  and   registration
  costs,             brokerage
  commissions,             and
  non-recurring      expenses,
  including         litigation
  costs.  The management  fees
  paid  by  the  Fund  to  the
  Manager  are  calculated  at
  the rates  described  in the
  Prospectus,     which    are
  applied  to  the  assets  of
  the  Fund  as a  whole.  The
  fees are  allocated  to each
  class of shares  based  upon
  the relative  proportion  of
  the    Fund's   net   assets
  represented  by that  class.
  The management  fees paid by
  the  Fund  to  the   Manager
  during    its   last   three
  fiscal   years  are   listed
  below.

    Fiscal Year Ending 9/30
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
                 1998                                $608,528
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
                 1999                                $756,823
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
                 2000                                $699,909
  -----------------------------------------------------------------------------

      The investment  advisory  agreement  states that in the absence of willful  misfeasance,  bad faith, gross negligence in the performance of its duties,  or reckless  disregard for its obligations and duties under the  investment  advisory  agreement,  the Manager is not liable for any loss  sustained by reason of any investment of the Fund assets made with due care and in good faith.

      The  agreement  permits the Manager to act as  investment  advisor for any other  person,  firm or  corporation.  The  Manager  can use the name  "Oppenheimer"  in connection with other  investment  companies for
which  it  or  an  affiliate  is  the  investment   advisor  or  general
distributor.  If the Manager shall no longer act as  investment  advisor to the Fund,  the Manager can withdraw its  permission  to the Fund (and to Oppenheimer  Municipal Fund) to use the name "Oppenheimer" as part of its name.

  -----------------------------------------------------------------------------

     Fiscal Year Ended 9/30     Total Brokerage Concessions Paid by the Fund1
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
              1998                                 $56,838
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
              1999                                 $74,850
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
              2000                                 $11,5102
  -----------------------------------------------------------------------------
1.    Amounts do not include spreads or concessions on principal amounts on a net trade basis.
2.    In the fiscal year ended 9/30/00, no transactions directed to brokers for research services.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory  Agreement.  One of the
duties of the Manager under the investment  advisory agreement is to buy and sell portfolio  securities  for the Fund.  The  investment  advisory agreement allows the Manager to use  broker-dealers to effect the Fund's portfolio  transactions.  Under the  agreement,  the  Manager may employ those broker-dealers  (including  "affiliated"  brokers, as that term is defined in the  Investment  Company  Act) that,  in the  Manager's  best judgment  based on all  relevant  factors,  will  implement  the  Fund's policy  to  obtain,  at  reasonable  expense,  the "best  execution"  of portfolio  transactions.  "Best execution" refers to prompt and reliable execution at the most favorable price  obtainable.  The Manager need not seek competitive  commission bidding.  However,  the Manager is expected to  minimize  the  commissions  paid to the extent  consistent  with the interest  and  policies  of the  Fund as  established  by its  Board  of
Trustees.

      Under the investment  advisory  agreement,  the Manager may select brokers that provide  brokerage  and/or  research  services for the Fund and/or the other accounts over which the Manager or its affiliates  have investment  discretion.  The  commissions  paid to such  brokers  may be higher than another  qualified broker would charge, if the Manager makes a good faith  determination  that the  commission is fair and reasonable
in  relation  to  the   services   provided.   Subject  to  those  other
considerations,  as  a  factor  in  selecting  brokers  for  the  Fund's portfolio  transactions,  the Manager may also consider  sales of shares of the Fund and other  investment  companies  managed by the  Manager or its affiliates.

Brokerage  Practices  Followed by the  Manager.  The  Manager  allocates brokerage  for the Fund  subject  to the  provisions  of the  investment advisory  agreement  and  the  procedures  and  rules  described  above.
Generally  the  Manager's  portfolio  traders  allocate  brokerage  upon recommendations  from  the  Manager's  portfolio  managers.  In  certain instances,  portfolio  managers may  directly  place trades and allocate brokerage.  In either case, the Manager's  executive  officers supervise the allocation of brokerage.

      Most  securities  purchases  made  by the  Fund  are in  principal transactions  at net prices.  The Fund usually  deals  directly with the selling  or  purchasing  principal  or market  maker  without  incurring charges for the  services  of a broker on its behalf  unless the Manager determines  that a better  price or  execution  may be obtained by using
the  services  of  a  broker.   Therefore,   the  Fund  does  not  incur
substantial   brokerage  costs.   Portfolio  securities  purchased  from
underwriters  include a commission or  concession  paid by the issuer to the  underwriter  in the  price of the  security.  Portfolio  securities purchased  from  dealers  include  a spread  between  the bid and  asked price.

      The Fund seeks to obtain  prompt  execution  of orders at the most favorable  net prices.  In an option  transaction,  the Fund  ordinarily uses the same  broker  for the  purchase  or sale of the  option and any transaction in the investment to which the option  relates.  Other funds advised by the Manager have investment  objectives and policies  similar to those of the Fund.  Those other  funds may  purchase or sell the same securities as the Fund at the same time as the Fund,  which could affect the supply  and price of the  securities.  When  possible,  the  Manager tries  to  combine  concurrent  orders  to  purchase  or sell  the  same security by more than one of the accounts  managed by the Manager or its affiliates.  The  transactions  under those combined orders are averaged as to price  and  allocated  in  accordance  with the  purchase  or sale orders actually placed for each account.
      The investment  advisory agreement permits the Manager to allocate brokerage for research  services.  The research  services  provided by a particular  broker  may be  useful  only to one or more of the  advisory
accounts  of  the  Manager  and  its  affiliates.   Investment  research
received  by the  Manager  for  the  commissions  paid  by  those  other accounts  may be  useful  both  to the  Fund  and  one  or  more  of the
Manager's other accounts.  Investment  research services may be supplied to the  Manager by a third  party at the  instance  of a broker  through
which  trades  are  placed.   Investment   research   services   include
information and analyses on particular  companies and industries as well as market or economic trends and portfolio  strategy,  market quotations for portfolio  evaluations,  information systems,  computer hardware and similar  products and services.  If a research  service also assists the
Manager  in a  non-research  capacity  (such  as  bookkeeping  or  other administrative  functions),  then only the  percentage or component that provides  assistance  to the Manager in the  investment  decision-making process may be paid in commission dollars.

      The  Board  permits  the  Manager  to use  stated  commissions  on secondary  fixed-income  agency trades to obtain  research if the broker represents  to the  Manager  that:  (i) the trade is not from or for the broker's own inventory,  (ii) the trade was executed by the broker on an agency  basis at the  stated  commission,  and  (iii) the trade is not a riskless  principal  transaction.  The  Board of  Trustees  permits  the
Manager to use concessions on fixed-price  offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research  services  provided by brokers  broaden the scope and supplement  the  research  activities  of  the  Manager.  That  research provides  additional views and comparisons for  consideration  and helps
the  Manager  to  obtain  market   information   for  the  valuation  of
securities  that are either  held in the Fund's  portfolio  or are being considered for purchase.  The Manager provides  information to the Board of the Fund about the commissions  paid to brokers  furnishing  research services,  together with the Manager's representation that the amount of such commissions was reasonably  related to the value or benefit of such services.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement  with the
Fund, the Distributor  acts as the Fund's  principal  underwriter in the continuous  public  offering of the  different  classes of shares of the
Fund.  The  Distributor  is not  obligated to sell a specific  number of shares.  Expenses  normally  attributable  to  sales  are  borne  by the
Distributor.

      The  compensation  paid to (or retained by) the  Distributor  from the sale of shares or on the  redemption  of shares is  discussed in the table below:

  -----------------------------------------------------------------------------
            Aggregate     Class A     Concessions   Concessions   Concessions
  Fiscal    Front-End    Front-End     on Class A    on Class B   on Class C
  Year    Sales Charges    Sales         Shares        Shares       Shares
  Ended    on Class A     Charges     Advanced by   Advanced by   Advanced by
   9/30:     Shares     Retained by   Distributor1  Distributor1 Distributor1
                        Distributor
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
   1998     $303,538      $55,035       $118,176      $166,461      $74,498
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
   1999     $368,060      $78,085       $168,115      $184,312      $79,689
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
   2000     $ 90,064      $22,643       $ 20,322      $103,343      $25,677
  -----------------------------------------------------------------------------
1.    The  Distributor  advances  concession  payments  to  dealers  for certain  sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.
2. Includes amounts retained by a broker-dealer  that is an affiliate or parent of the distributor.
  -----------------------------------------------------------------------------

  Fiscal     Class A Contingent   Class B Contingent    Class C Contingent
  Year       Deferred       Sales Deferred        Sales Deferred         Sales
  Ended      Charges              Charges               Charges
  9/30:      Retained          by Retained           by Retained            by
             Distributor          Distributor           Distributor

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  2000       $14,802              $54,598               $7,574
  -----------------------------------------------------------------------------

Distribution  and Service Plans. The Fund has adopted a Service Plan for its Class A shares and  Distribution  and Service  Plans for its Class B and Class C shares  under  Rule  12b-1 of the  Investment  Company  Act.
Under  those  plans,  the Fund  makes  payments  to the  Distributor  in connection with the  distribution  and/or servicing of the shares of the particular class.

      Each plan has been  approved by a vote of the Board of Trustees of
the Fund, including a majority of the Independent Trustees,2 cast     in
person at a meeting called for the purpose of voting on that plan.

      Under  the  plans,  the  Manager  and  the  Distributor  may  make payments to affiliates and, in their sole discretion,  from time to time may use their  own  resources  (at no  direct  cost to the Fund) to make payments  to  brokers,  dealers  or  other  financial  institutions  for distribution and administrative  services they perform.  The Manager may use  profits  from the  advisory  fee it  receives  from the  Fund.  The
Distributor and the Manager may, in their sole  discretion,  increase or decrease the amount of payments they make to plan  recipients from their own resources.

      Unless  a  plan  is  terminated  as  described   below,  the  plan
continues  in effect from year to year,  but only if the Fund's Board of
Trustees and its  Independent  Trustees  specifically  vote  annually to approve its continuance.  Approval must be by a vote cast in person at a meeting  called for the  purpose  of voting on  continuing  the plan.  A plan may be  terminated  at any time by the  vote of a  majority  of the
Independent  Trustees or by the vote of the holders of a "majority"  (as defined in the  Investment  Company  Act) of the  outstanding  shares of that class.

      The Board and the  Independent  Trustees must approve all material amendments to a plan. An amendment to increase  materially the amount of payments to be made under the plan must be approved by  shareholders  of
the  class   affected  by  the   amendment.   Because   Class  B  shares
automatically  convert  into Class A shares  after six  years,  the Fund must obtain the  approval of both Class A and Class B  shareholders  for an  amendment  to the Class A plan that would  materially  increase  the amount  to  be  paid  under  that  plan.  That  approval  must  be  by a
"majority" (as defined in the  Investment  Company Act) of the shares of each class, voting separately by Class.

      While the plans are in  effect,  the  Treasurer  of the Fund shall provide  separate  written  reports on the plans to the Fund's  Board of
Trustees at least  quarterly  for its review.  The reports  shall detail the amount of all  payments  made under a plan and the purpose for which the  payments  were made.  Those  reports  are subject to the review and approval of the Independent  Trustees in the exercise of their fiduciary duty.

      Each plan  states  that while it is in effect,  the  selection  or replacement  and  nomination  of those  Trustees of the Fund who are not
"interested  persons" of the Fund is committed to the  discretion of the
Independent  Trustees.  This provision does not prevent the  involvement of others in the selection and  nomination  process as long as the final decision as to selection or  nomination is approved by a majority of the
Independent Trustees.

      Under  the  plan  for a  class,  no  payment  will  be made to any recipient in any quarter in which the  aggregate  net asset value of all
Fund shares held by the recipient for itself and its customers  does not exceed a minimum amount,  if any, that may be set from time to time by a majority of the Fund's Independent  Trustees.  The Board of Trustees has
set the fees at the maximum rate allowed  under the plans and has set no minimum asset amount needed to qualify for payments.

         |X|      Class A Service Plan.  Under the Class A service plan,
the  Distributor  currently  uses the fees it receives  from the Fund to
pay  brokers,   dealers  and  other  financial  institutions  (they  are
referred  to  as  "recipients")   for  personal   services  and  account
maintenance  services they provide for their  customers who hold Class A
shares.   The  services  include,   among  others,   answering  customer
inquiries  about the Fund,  assisting in  establishing  and  maintaining accounts in the Fund,  making the Fund's  investment plans available and
providing   other   services   at  the   request  of  the  Fund  or  the
Distributor.   The   Distributor   makes  payments  to  plan  recipients
quarterly  at an annual rate not to exceed  0.25% of the average  annual net assets of Class A shares held in  accounts of the service  providers or their customers.

      For the fiscal year ended  September 30, 2000,  payments under the
Plan for Class A shares totaled  $257,754,  all of which was paid by the
Distributor  to recipients.  That included  $31,947 paid to an affiliate of the  Distributor.  Any unreimbursed  expenses the Distributor  incurs with  respect to Class A shares for any fiscal year may not be recovered in  subsequent  years.  The  Distributor  may not use payments  received under the  Class A plan to pay any of its  interest  expenses,  carrying charges, other financial costs, or allocation of overhead.

      |X|   Class B and Class C Service and  Distribution  Plans.  Under
each  plan,  service  fees and  distribution  fees are  computed  on the average  of the net  asset  value of  shares  in the  respective  class, determined  as of the close of each  regular  business  day  during  the period.  The Class B and Class C plans provide for the Distributor to be compensated  at a flat  rate,  whether  the  Distributor's  distribution expenses  are more or less than the  amounts  paid by the Fund under the plans  during  that  period.  The  types  of  services  that  recipients provide for the service fee are similar to the services  provided  under the Class A plan, described above.

      The Class B and Class C plans  permit  the  Distributor  to retain both the  asset-based  sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis,  without payment in advance.  The types of services that  recipients  provide are similar to
the  services  provided  under  the  Class  A  plan,   described  above.
However,  the  Distributor  presently  intends  to  pay  recipients  the service  fee on Class B and Class C shares in advance for the first year
the  shares   are   outstanding.   After  the  first  year   shares  are
outstanding,  the  Distributor  makes service fee payments  quarterly on those  shares.  The  advance  payment is based on the net asset value of shares  sold.  Shares  purchased  by  exchange  do  not  qualify  for an advance  service fee payment.  If Class B or Class C shares are redeemed during  the first  year  after  their  purchase,  the  recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance payment made on those shares.

      The Distributor  retains the  asset-based  sales charge on Class B shares.  The Distributor  retains the asset-based  sales charge on Class
C shares during the first year the shares are  outstanding.  It pays the asset-based  sales  charge as an  ongoing  concession  to the  dealer on
Class  C  shares  outstanding  for a year or  more.  If a  dealer  has a special  agreement with the  Distributor,  the Distributor  will pay the
Class B and/or Class C service fees and the asset-based  sales charge to the dealer  quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based  sales charge on Class B and Class C shares allows investors to buy shares without a front-end  sales charge while allowing the  Distributor  to  compensate  dealers  that sell those  shares.  The
Distributor's  actual expenses in selling Class B and Class C shares may be more than the payments it receives  from  contingent  deferred  sales charges  collected on redeemed shares and from the Fund under the plans.
The Fund pays the  asset-based  sales charge to the  Distributor for its services  rendered  in  distributing  Class B and  Class C  shares.  The
payments  are  made  to  the   Distributor  in   recognition   that  the
Distributor:
      |_|   pays sales concessions to authorized  brokers and dealers at the time of sale  and pays  service  fees as  described  in the
         Prospectus,
      |_|   may finance payment of sales concessions  and/or the advance of the service fee payment to  recipients  under the plans,  or may provide such  financing  from its own resources or from the resources of an affiliate,
      |_|   employs personnel to support distribution of shares, and
      |_|   bears  the  costs  of  sales  literature,   advertising  and
         prospectuses   (other   than   those   furnished   to   current
         shareholders)  and  state  "blue  sky"  registration  fees  and certain other distribution expenses.

      The  Distributor's  actual expenses in selling Class B and Class C shares may be more than the  payments  it receives  from the  contingent deferred  sales charges  collected on redeemed  shares and from the Fund under the  plans.  If either  the Class B or Class C plan is  terminated by the Fund,  the  Board of  Trustees  may  allow  the Fund to  continue payments  of  the  asset-based  sales  charge  to  the  Distributor  for distributing shares before the plan was terminated.

 -----------------------------------------------------------------------------
  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 9/30/00
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
     Class:         Total          Amount      Distributor's   Distributor's
                                                 Aggregate     Unreimbursed
                                               Unreimbursed    Expenses as %
                   Payments     Retained by   Expenses Under   of Net Assets
                  Under Plan    Distributor        Plan          of Class
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
  Class B Plan
                   $185,134       $152,519       $275,376          1.53%
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
  Class C Plan
                   $189,331       $44,347        $375,080          2.17%
 -----------------------------------------------------------------------------

      All  payments  under the Class B and Class C plans are  subject to
the   limitations   imposed  by  the  Conduct   Rules  of  the  National
Association  of  Securities  Dealers,  Inc. on  payments of  asset-based sales charges and service fees to NASD members.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a  variety  of terms to illustrate its performance.  These terms include  "standardized yield,"  "tax-equivalent yield," "dividend yield," "average annual total return,"  "cumulative total return," "average annual total return at net asset value" and "total  return at net asset value." An  explanation  of how yields and total  returns are  calculated  is set forth  below.  The charts below show the Fund's  performance  as of its most recent  fiscal year end.  You can obtain  current  performance  information  by calling
the  Fund's  Transfer  Agent  at   1.800.525.7048  or  by  visiting  the
OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.
                                      -------------------------------

      The   Fund's    illustrations   of   its   performance   data   in
advertisements  must comply with rules of the  Securities  and  Exchange
Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any  advertisement by the Fund of its  performance  data must  include the  average  annual total  returns  for the  advertised  class of shares of the Fund.  Those returns  must be shown for the 1, 5 and 10-year  periods (or the life of the  class,  if less)  ending  as of the most  recently  ended  calendar
quarter  prior  to  the  publication  of  the   advertisement   (or  its
submission  for  publication).  Certain  types  of  yields  may  also be shown,  provided  that  they are  accompanied  by  standardized  average annual total returns.

      Use of standardized  performance  calculations enables an investor to compare the Fund's  performance to the performance of other funds for the same  periods.  However,  a number of factors  should be  considered
before  using  the  Fund's  performance   information  as  a  basis  for
comparison with other investments:
      |_|   Yields  and  total  returns  measure  the  performance  of a hypothetical  account in the Fund over  various  periods and do not show
the   performance  of  each   shareholder's   account.   Your  account's
performance will vary from the model  performance data if your dividends are received in cash,  or you buy or sell shares  during the period,  or you bought  your  shares at a  different  time and price than the shares used in the model.
      |_|   The Fund's performance  returns do not reflect the effect of taxes on distributions.
      |_|   An  investment in the Fund is not insured by the FDIC or any other government agency.
      |_|   The  principal  value of the Fund's  shares,  and its yields and total returns are not  guaranteed  and normally will  fluctuate on a daily basis.
      |_|   When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.
      |_|   Yields  and  total   returns   for  any  given  past  period
represent  historical  performance  information  and are not, and should not be considered, a prediction of future yields or returns.

      The  performance  of each  class of  shares  is shown  separately, because  the  performance  of each  class  of  shares  will  usually  be different.  That is  because of the  different  kinds of  expenses  each class  bears.  The yields  and total  returns of each class of shares of the Fund are  affected by market  conditions,  the quality of the Fund's
investments,   the   maturity  of  those   investments,   the  types  of
investments  the  Fund  holds,  and  its  operating  expenses  that  are allocated to the particular class.

      |X|   Yields.  The Fund  uses a  variety  of  different  yields to illustrate  its current  returns.  Each class of shares  calculates  its yield  separately  because of the  different  expenses  that affect each class.

        |_| Standardized  Yield.  The  "standardized  yield"  (sometimes referred  to just as  "yield")  is  shown  for a class of  shares  for a stated 30-day period.  It is not based on actual  distributions  paid by the Fund to  shareholders  in the 30-day  period,  but is a hypothetical yield based upon the net  investment  income  from the Fund's  portfolio
investments  for  that  period.   It  may  therefore   differ  from  the
"dividend yield" for the same class of shares, described below.

      Standardized  yield is calculated using the following  formula set forth  in rules  adopted  by the  Securities  and  Exchange  Commission, designed to assure  uniformity in the way that all funds calculate their yields:

                                    (a-b)    6
            Standardized Yield = 2 ((--- + 1)  - 1)
                                    ( cd)

      The symbols above represent the following factors:

      a =  dividends and interest earned during the 30-day period.

      b =  expenses   accrued   for  the  period  (net  of  any  expense
           assumptions).

      c =  the average daily number of shares of that class  outstanding during  the  30-day  period  that were  entitled  to  receive dividends.

      d =  the  maximum  offering  price per share of that  class on the last  day of  the  period,  adjusted  for  undistributed  net investment income.

      The standardized  yield for a particular  30-day period may differ from the yield for  other  periods.  The SEC  formula  assumes  that the standardized  yield for a 30-day  period occurs at a constant rate for a six-month  period and is annualized at the end of the six-month  period.
Additionally,  because  each  class of shares is  subject  to  different expenses,  it is  likely  that the  standardized  yields  of the  Fund's classes of shares will differ for any 30-day period.

        |_| Dividend  Yield.  The Fund may quote a "dividend  yield" for each class of its shares.  Dividend yield is based on the dividends paid on a class of shares  during the actual  dividend  period.  To calculate dividend  yield,  the  dividends  of a class  declared  during  a stated
period  are  added  together,  and  the  sum  is  multiplied  by 12  (to annualize  the yield) and divided by the maximum  offering  price on the last day of the dividend period.  The formula is shown below:
  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The  maximum  offering  price  for  Class A  shares  includes  the current  maximum  initial sales charge.  The maximum  offering price for
Class B and  Class C shares is the net asset  value per  share,  without considering the effect of contingent  deferred sales charges.  The Class
A  dividend  yield  may also be quoted  without  deducting  the  maximum initial sales charge.

        |_| Tax-Equivalent  Yield.  The  "tax-equivalent   yield"  of  a
class of shares is the equivalent  yield that would have to be earned on a taxable  investment to achieve the after-tax  results  represented  by the Fund's  tax-equivalent  yield.  It adjusts  the Fund's  standardized yield,  as  calculated  above,  by a  stated  Federal  tax  rate.  Using different  tax  rates to show  different  tax  equivalent  yields  shows investors in different  tax  brackets  the tax  equivalent  yield of the
Fund based on their own tax bracket.

      The  tax-equivalent  yield is based  on a  30-day  period,  and is computed by dividing the tax-exempt  portion of the Fund's current yield
(as calculated  above) by one minus a stated income tax rate. The result is added to the  portion  (if any) of the Fund's  current  yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to compare  the tax effects of income derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax bracket is  determined  by your Federal taxable  income  (the net amount  subject  to  Federal  income tax after deductions  and  exemptions).  The  tax-equivalent  yield table  assumes that the  investor  is  taxed  at the  highest  bracket,  regardless  of whether a switch to non-taxable  investments would cause a lower bracket to apply.

  ----------------------------------------------------------------------------
            The Fund's Yields for the 30-Day Periods Ended 9/30/00
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
                                                        Tax-Equivalent Yield
              Standardized Yield     Dividend Yield       (39.6% Fed. Tax
                                                              Bracket)
   Class of
    Shares
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
              Without     After    Without     After     Without     After
               Sales      Sales     Sales      Sales      Sales      Sales
               Charge    Charge     Charge    Charge     Charge      Charge
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
   Class A     4.91%      4.74%     5.04%      4.87%      8.13%      7.85%
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
   Class B     4.15%       N/A      4.36%       N/A       6.87%       N/A
  ----------------------------------------------------------------------------
  ----------------------------------------------------------------------------
   Class C     4.15%       N/A      4.37%       N/A       6.87%       N/A
  ----------------------------------------------------------------------------

      |X|   Total  Return  Information.  There  are  different  types of
"total returns" to measure the Fund's  performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given period,  assuming that all dividends and capital gains distributions are reinvested in additional  shares and that the  investment is redeemed at the end of the  period.  Because of  differences  in  expenses  for each class of  shares,  the  total  returns  for each  class  are  separately measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total return  shows the average  rate of return for each year in a period that would  produce  the  cumulative  total  return  over the entire  period.
However,  average  annual total returns do not show actual  year-by-year performance.  The Fund  uses  standardized  calculations  for its  total returns as prescribed by the SEC. The methodology is discussed below.

      In  calculating  total  returns  for Class A shares,  the  current maximum sales charge of 3.5% (as a percentage of the offering  price) is deducted from the initial  investment  ("P") (unless the return is shown without sales charge, as described below).  For Class B shares,  payment
of  the  applicable   contingent   deferred  sales  charge  is  applied,
depending  on the  period  for  which the  return is shown:  4.0% in the first  year,  3.0% in the  second  year,  2.0% in the third  and  fourth years, 1.0% in the fifth year, and none thereafter.  For Class C shares, the 1% contingent  deferred sales charge is deducted for returns for the
1-year period.

|_|   Average  Annual Total  Return.  The "average  annual total return"
         of each class is an average  annual  compounded  rate of return for each year in a  specified  number of years.  It is the rate of  return  based on the  change  in  value  of a  hypothetical initial  investment  of $1,000 ("P" in the formula  below) held for a number of years  ("n") to  achieve  an Ending  Redeemable
         Value ("ERV" in the formula) of that  investment,  according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

        |_| Cumulative  Total  Return.  The  "cumulative  total  return"
calculation  measures the change in value of a  hypothetical  investment of $1,000 over an entire period of years.  Its calculation  uses some of the  same  factors  as  average  annual  total  return,  but it does not average the rate of return on an annual basis.  Cumulative  total return is determined as follows:

            ERV - P
            ------- = Total Return
              P
        |_| Total  Returns  at Net  Asset  Value.  From time to time the
Fund may also quote a cumulative  or an average  annual total return "at net asset value" (without  deducting sales charges) for Class A, Class B or Class C shares.  Each is based on the  difference  in net asset value per share at the beginning and the end of the period for a  hypothetical investment  in that class of shares  (without  considering  front-end or contingent  deferred  sales  charges) and takes into  consideration  the reinvestment of dividends and capital gains distributions.

 ------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 9/30/00
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
              Cumulative               Average Annual Total Returns
            Total Returns
             (10 years or
            life of class)
 Class of
  Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
                                                  5-Year           10-Year
                                 1-Year         (or life of      (or life of
                                                  class)           class)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
           After   Without  After    Without After    Without  After    Without
           Sales   Sales    Sales    Sales   Sales    Sales    Sales    Sales
           Charge   Charge   Charge  Charge   Charge   Charge   Charge  Charge
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
  Class A  79.47%   85.98%   -1.11%   2.48%   3.92%    4.67%    6.02%   6.40%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
  Class B  21.03%1 21.03%1   -2.17%   1.71%   3.70%    3.86%    3.85%1  3.85%1
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
  Class C  27.47%2 27.47%2    0.74%   1.71%   3.87%    3.87%    3.62%2  3.62%2
 ------------------------------------------------------------------------------
   1.       Inception  of  Class  B:  9/11/95.  Because  Class B  Shares
    convert   to  Class  A  Shares  72  months   after   purchase,   the
    "life-of-class"  return for Class B uses Class A performance for the period after conversion.
   2.       Inception of Class C: 12/01/93

Other  Performance  Comparisons.   The  Fund  compares  its  performance
annually to that of an  appropriate  broadly  based  market index in its
Annual  Report to  shareholders.  You can  obtain  that  information  by contacting  the Transfer  Agent at the  addresses  or telephone  numbers shown on the cover of this  Statement  of  Additional  Information.  The
Fund may also  compare  its  performance  to that of other  investments, including  other mutual  funds,  or use rankings of its  performance  by independent ranking entities.  Examples of these performance comparisons are set forth below.

      |X|   Lipper  Rankings.  From  time to time the  Fund may  publish the  ranking  of the  performance  of its  shares by  Lipper  Analytical
Services,  Inc.  ("Lipper").  Lipper is a widely-recognized  independent mutual fund  monitoring  service.  Lipper  monitors the  performance  of regulated  investment  companies,  including  the Fund,  and ranks their performance  for  various  periods  in  categories  based on  investment styles.  The  performance  of the Fund is ranked by Lipper  against  all
other   intermediate   municipal  debt  funds.  The  Lipper  performance
rankings are in total returns that include the  reinvestment  of capital gain  distributions  and income  dividends but do not take sales charges or taxes into consideration.  Lipper also publishes "peer-group" indices of the  performance  of all mutual funds in a category  that it monitors and averages of the performance of the funds in particular categories.
      |X|   Morningstar  Ratings  and  Rankings.  From  time to time the
Fund may publish the ranking  and/or star rating of the  performance  of its classes of shares by Morningstar,  Inc., an independent  mutual fund monitoring  service.  Morningstar  rates and ranks mutual funds in broad investment categories:  domestic stock funds, international stock funds, taxable  bond funds and  municipal  bond funds.  The Fund is included in the municipal bond category.

      Morningstar    Proprietary   star   ratings   reflect   historical
risk-adjusted  total  investment  return.  Investment  return measures a fund's (or class's)  one,-  three,-  five- and ten-year  average  annual total  returns  (depending  on the  inception  of the fund or  class) in excess of 90-day  U.S.  Treasury  bill  returns  after  considering  the fund's  sales  charges  and  expenses.  Risk is measured by a fund's (or class's)  performance below the 90-day U.S. Treasury bill returns.  Risk and  investment  return are combined to produce star ratings  reflecting performance  relative  to the  other  funds in a fund's  category.  Five stars is the  "highest"  ranking  (top 10% of the funds in a  category), four stars is "above  average"  (next  22.5%),  three stars is "average"
(next 35%),  two stars is "below  average"  (next 22.5%) and one star is
"lowest"  (bottom  10%).  The  current  star  rating is the  fund's  (or class's)  overall  rating,  which is the  fund's  3-year  rating  or its combined 3- and 5-year (weighted 60%/40% respectively),  or its combined
3-, 5-, and 10-year  rating  (weighted  40%,  30%,  30%,  respectively), depending  on the  inception  date of the fund (or  class).  Ratings are subject to change monthly.

      The Fund may also  compare  its total  return  ranking  to that of other  funds  in its  Morningstar  category,  in  addition  to its  star ratings.  Those total return rankings are  percentages  from one percent to one hundred  percent and are not risk  adjusted.  For  example,  if a fund is in the 94th percentile,  that means that 94% of the funds in the same category performed better than it did.

      |X|   Performance  Rankings and  Comparisons by Other Entities and
Publications.   From  time  to  time  the  Fund  may   include   in  its
advertisements  and sales literature  performance  information about the
Fund  cited in  newspapers  and other  periodicals  such as The New York
Times, The Wall Street Journal, Barron's, or similar publications.  That information  may  include  performance  quotations  from other  sources, including  Lipper and  Morningstar.  The performance of the Fund's Class
A,  Class B or Class C shares may be  compared  in  publications  to the
performance  of  various  market  indices  or  other  investments,   and
averages,   performance   rankings  or  other  benchmarks   prepared  by
recognized mutual fund statistical services.

      Investors  may also wish to compare the Fund's Class A, Class B or
Class C returns  to the  return on  fixed-income  investments  available from  banks and  thrift  institutions.  Those  include  certificates  of deposit,  ordinary  interest-paying  checking and savings accounts,  and other  forms of fixed or  variable  time  deposits,  and  various  other instruments  such as Treasury  bills.  However,  the Fund's  returns and share  price  are not  guaranteed  or  insured  by the FDIC or any other agency and will fluctuate daily,  while bank depository  obligations may be insured by the FDIC and may provide fixed rates of return.  Repayment of principal  and payment of interest on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or ratings of the Manager or Transfer Agent, and of the investor  services provided by them to shareholders of the Oppenheimer  funds,  other than  performance
rankings  of  the  Oppenheimer  funds   themselves.   Those  ratings  or
rankings of  shareholder  and  investor  services  by third  parties may include  comparisons of their services to those provided by other mutual fund families  selected by the rating or ranking  services.  They may be based upon the opinions of the rating or ranking service  itself,  using its research or judgment,  or based upon surveys of investors,  brokers, shareholders or others.
      From time to time the Fund may include in its  advertisements  and
sales  literature  the  total  return   performance  of  a  hypothetical
investment   account  that  includes   shares  of  the  Fund  and  other
Oppenheimer  funds.  The combined account may be part of an illustration of an  asset  allocation  model or  similar  presentation.  The  account performance  may combine  total return  performance  of the Fund and the total return  performance  of other  Oppenheimer  funds  included in the account. Additionally,  from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative  purposes, statistical data or other  information  about general or specific market and economic conditions. That may include, for example:
o     information  about  the  performance  of  certain   securities  or
   commodities markets or segments of those markets,
o     information  about the  performance of the economies of particular countries or regions,
o     the  earnings of  companies  included  in  segments of  particular industries, sectors, securities markets, countries or regions,
o     the  availability of different types of securities or offerings of securities,
o     information  relating  to the  gross  national  or gross  domestic product of the United States or other countries or regions,
o     comparisons  of various  market  sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

------------------------------------------------------------------------
ABOUT YOUR ACCOUNT
------------------------------------------------------------------------

How to Buy Shares

Additional  information is presented below about the methods that can be used to buy shares of the Fund.  Appendix C  contains  more  information about the special  sales charge  arrangements  offered by the Fund,  and the  circumstances  in which sales  charges may be reduced or waived for certain classes of investors.

AccountLink.   When  shares  are  purchased  through  AccountLink,  each
purchase  must be at least $25.  Shares will be purchased on the regular business day the  Distributor  is  instructed  to initiate the Automated
Clearing  House  ("ACH")  transfer  to buy the  shares.  Dividends  will begin to accrue on shares  purchased  with the proceeds of ACH transfers on the business  day the Fund  receives  Federal  Funds for the purchase through the ACH system before the close of The New York Stock  Exchange.
The  Exchange  normally  closes at 4:00 P.M.,  but may close  earlier on certain  days.  If Federal  Funds are  received on a business  day after the close of the  Exchange,  the shares will be purchased  and dividends will begin to accrue on the next regular  business  day. The proceeds of
ACH  transfers  are  normally  received  by the  Fund 3 days  after  the
transfers  are  initiated.   The   Distributor  and  the  Fund  are  not
responsible  for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus,  a reduced sales
charge  rate  may  be  obtained  for  Class A   shares  under  Right  of
Accumulation  and Letters of Intent  because of the  economies  of sales efforts and reduction in expenses  realized by the Distributor,  dealers and brokers  making such  sales.  No sales  charge is imposed in certain other  circumstances  described  in  Appendix  C to  this  Statement  of
Additional  Information  because  the  Distributor  or  dealer or broker incurs little or no selling expenses.

      |X|   Right of Accumulation.  To qualify for the lower sales
charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A, Class B and Class N shares you purchase for your
            individual accounts (including IRAs and 403(b) plans), or
                                                                  -
            for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o     Current purchases of Class A, Class B and Class N shares of the
            Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares,
            and
o     Class A, Class B and Class N shares of Oppenheimer funds you previously purchased subject to an initial or contingent
            deferred sales charge to reduce the sales charge rate for
            current purchases of Class A shares, provided that you
            still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value,  at current  offering price, of the shares you previously purchased  and  currently  own to the  value  of  current  purchases  to determine the sales charge rate that  applies.  The reduced sales charge will apply only to current  purchases.  You must request it when you buy shares.
      |X|   The  Oppenheimer  Funds.  The  Oppenheimer  funds  are those mutual funds for which the  Distributor  acts as the  distributor or the sub-distributor and currently include the following:

Oppenheimer Bond Fund                     Oppenheimer Multiple Strategies Fund
Oppenheimer California Municipal Fund     Oppenheimer Municipal Bond Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New York Municipal Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Champion Income Fund          Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Concentrated Growth Fund      Inc.
                                          Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Convertible Securities Fund   Inc.
Oppenheimer Developing Markets Fund       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Real Asset Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Special Value Fund
Oppenheimer Europe Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Florida Municipal Fund        Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Fund                   Oppenheimer Trinity Core Fund
                                          Oppenheimer  Trinity  Large  Cap  Growth
Oppenheimer Global Growth & Income Fund   Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund                   Oppenheimer U.S. Government Trust
Oppenheimer High Yield Fund               Oppenheimer Value Fund
Oppenheimer Intermediate Municipal Fund   Limited-Term New York Municipal Fund
Oppenheimer International Bond Fund       Rochester Fund Municipals
Oppenheimer International Growth Fund     OSM1- Gartmore Millennium Growth Fund
Oppenheimer  International  Small Company
Fund                                      OSM1 - Jennison Growth Fund
Oppenheimer Limited-Term Government Fund  OSM1 - Mercury Advisors S&P 500 Index
Oppenheimer  Main Street  Growth & Income OSM1 -  Mercury  Advisors  Focus  Growth
Fund                                      Fund
Oppenheimer Main Street Opportunity Fund  OSM1 - QM Active Balanced Fund
Oppenheimer Main Street Small Cap Fund    OSM1 - Salomon Brothers Capital Fund
Oppenheimer MidCap Fund
and the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.

1 - "OSM" is Oppenheimer Select Managers

      There  is an  initial  sales  charge  on the  purchase  of Class A shares of each of the  Oppenheimer  funds except the money market funds.
Under certain  circumstances  described in this  Statement of Additional
Information,  redemption  proceeds of certain  money  market fund shares may be  subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you  purchase  Class A shares or Class A and  Class B shares of the Fund and other  Oppenheimer funds  during a 13-month  period,  you can reduce the sales  charge rate that applies to your  purchases  of Class A shares.  The total amount of your  intended  purchases  of both  Class  A and  Class  B  shares  will determine  the  reduced  sales  charge  rate  for  the  Class  A  shares purchased  during that period.  You can include  purchases made up to 90 days before the date of the Letter.

      A Letter of Intent is an  investor's  statement  in writing to the
Distributor  of the intention to purchase  Class A shares or Class A and
Class B shares  of the  Fund  (and  other  Oppenheimer  funds)  during a
13-month  period  (the  "Letter of Intent  period").  At the  investor's request,  this may  include  purchases  made up to 90 days  prior to the date of the Letter.  The Letter states the investor's  intention to make the  aggregate  amount of purchases of shares  which,  when added to the investor's  holdings of shares of those funds,  will equal or exceed the amount  specified  in the  Letter.  Purchases  made by  reinvestment  of dividends or  distributions  of capital gains and purchases  made at net asset value  without  sales  charge do not count toward  satisfying  the amount of the Letter.

      A Letter  enables  an  investor  to count  the Class A and Class B shares  purchased  under the Letter to obtain the reduced  sales  charge rate on purchases  of Class A shares of the Fund (and other  Oppenheimer
funds)  that  applies  under  the  Right  of   Accumulation  to  current
purchases of Class A shares.  Each  purchase of Class A shares under the
Letter will be made at the offering  price  (including the sales charge)
that  applies  to a single  lump-sum  purchase  of shares in the  amount intended to be purchased under the Letter.

      In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares.  However, if the investor's  purchases of shares within the  Letter  of Intent  period,  when  added to the  value (at  offering price)  of the  investor's  holdings  of  shares on the last day of that period,  do not  equal or  exceed  the  intended  purchase  amount,  the investor agrees to pay the additional  amount of sales charge applicable to such purchases.  That amount is described in "Terms of Escrow," below
(those terms may be amended by the Distributor  from time to time).  The investor  agrees  that  shares  equal  in  value  to 5% of the  intended purchase  amount will be held in escrow by the Transfer Agent subject to the  Terms of  Escrow.  Also,  the  investor  agrees  to be bound by the terms of the  Prospectus,  this Statement of Additional  Information and the  Application  used for a  Letter  of  Intent.  If  those  terms  are amended,  as they may be from  time to time by the  Fund,  the  investor agrees to be bounded  by the  amended  terms and that  those  amendments will apply automatically to existing Letters of Intent.

      If the total  eligible  purchases made during the Letter of Intent period  do not  equal  or  exceed  the  intended  purchase  amount,  the commissions  previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor  will be adjusted to the rates  applicable to actual total  purchases.  If total  eligible purchases  during  the  Letter  of Intent  period  exceed  the  intended purchase  amount and exceed  the amount  needed to qualify  for the next sales  charge  rate  reduction  set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.  That  adjustment  will be made  only if and when the  dealer  returns  to the  Distributor  the excess of the amount of  commissions  allowed or paid to the dealer over
the  amount  of   commissions   that  apply  to  the  actual  amount  of
purchases.  The excess  commissions  returned to the Distributor will be used to purchase  additional  shares for the  investor's  account at the net  asset  value  per  share in  effect  on the date of such  purchase, promptly after the Distributor's receipt thereof.

      In determining  the total amount of purchases made under a Letter, shares  redeemed by the investor prior to the  termination of the Letter of Intent  period  will be  deducted.  It is the  responsibility  of the dealer of record  and/or the  investor to advise the  Distributor  about the Letter in placing any purchase  orders for the  investor  during the
Letter of Intent  period.  All of such  purchases  must be made  through the Distributor.
      |X|   Terms of Escrow That Apply to Letters of Intent.

      1.  Out  of the  initial  purchase  (or  subsequent  purchases  if necessary) made pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase amount  specified in the Letter shall be held in escrow by the Transfer  Agent.  For example,  if the intended purchase  amount is $50,000,  the escrow  shall be shares  valued in the amount of $2,500  (computed at the offering price adjusted for a $50,000
purchase).   Any  dividends  and  capital  gains  distributions  on  the escrowed shares will be credited to the investor's account.
      2.  If the total minimum investment  specified under the Letter is completed  within  the  thirteen-month  Letter  of  Intent  period,  the escrowed shares will be promptly released to the investor.

      3.  If, at the end of the  thirteen-month  Letter of Intent period the total  purchases  pursuant to the Letter are less than the  intended purchase amount specified in the Letter,  the investor must remit to the
Distributor an amount equal to the difference  between the dollar amount of sales  charges  actually  paid and the amount of sales  charges which would have been paid if the total  amount  purchased  had been made at a single  time.  That  sales  charge  adjustment  will apply to any shares redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges is not paid within  twenty days after a request  from the
Distributor or the dealer,  the Distributor  will,  within sixty days of the  expiration  of the  Letter,  redeem the number of  escrowed  shares necessary  to  realize  such  difference  in  sales  charges.  Full  and fractional  shares remaining after such redemption will be released from escrow.  If a request is received  to redeem  escrowed  shares  prior to the payment of such  additional  sales charge,  the sales charge will be withheld from the redemption proceeds.

      4.  By signing the Letter,  the investor  irrevocably  constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender  for redemption any or all escrowed shares.

      5.  The  shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:

      (a)     Class A shares  sold  with a  front-end  sales  charge  or subject to a Class A contingent deferred sales charge,

(b)   Class B shares of other  Oppenheimer  funds acquired  subject to a contingent deferred sales charge, and

(c)   Class A or Class B shares  acquired  by  exchange  of  either  (1)
         Class A shares of one of the other  Oppenheimer funds that were acquired  subject to a Class A initial or  contingent  deferred sales  charge  or (2)  Class  B  shares  of  one  of the  other
         Oppenheimer  funds that were  acquired  subject to a contingent deferred sales charge.

      6.  Shares  held  in  escrow   hereunder  will   automatically  be
exchanged  for shares of another fund to which an exchange is requested, as described in the section of the Prospectus  entitled "How to Exchange
Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To establish an Asset Builder Plan to buy shares directly from a bank  account,  you must enclose a check (the minimum is
$25) for the initial  purchase with your  application.  Shares purchased by Asset  Builder Plan  payments  from bank  accounts are subject to the
redemption   restrictions   for  recent   purchases   described  in  the
Prospectus.  Asset Builder  Plans are available  only if your bank is an
ACH  member.  Asset  Builder  Plans  may not be used to buy  shares  for
OppenheimerFunds   employer-sponsored   qualified  retirement  accounts.
Asset  Builder  Plans  also  enable  shareholders  of  Oppenheimer  Cash
Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase  shares of the Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates
you  selected  on  your  Application.   Neither  the  Distributor,   the
Transfer  Agent  nor the Fund  shall be  responsible  for any  delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder  payments,  you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the
Distributor) and request an application  from the Distributor.  Complete the  application  and return it. You may change the amount of your Asset
Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The Transfer  Agent  requires a
reasonable  period   (approximately  10  days)  after  receipt  of  your
instructions  to implement  them.  The Fund reserves the right to amend, suspend,  or  discontinue  offering  Asset  Builder  plans  at any  time without prior notice.

Cancellation  of Purchase  Orders.  Cancellation  of purchase orders for the Fund's  shares (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be incurred  when the net asset value of the  Fund's  shares  on the  cancellation  date is  less  than on the purchase  date.  That loss is equal to the amount of the  decline in the net  asset  value per share  multiplied  by the  number of shares in the purchase  order.  The  investor  is  responsible  for that loss.  If the investor  fails to  compensate  the Fund for the loss,  the  Distributor will do so. The Fund may  reimburse the  Distributor  for that amount by redeeming  shares from any account  registered in that investor's  name, or the Fund or the Distributor may seek other redress.
Classes  of  Shares.  Each  class of  shares of the Fund  represents  an interest in the same  portfolio  of  investments  of the Fund.  However, each class has different  shareholder  privileges and features.  The net income  attributable  to  Class B or Class C  shares  and the  dividends payable  on Class B or Class C shares  will be  reduced  by  incremental expenses  borne  solely  by  that  class.  Those  expenses  include  the asset-based sales charges to which Class B and Class C are subject.

      The  availability  of three classes of shares  permits an investor to choose the method of purchasing  shares that is more  appropriate for the investor.  That may depend on the amount of the purchase, the length of  time  the  investor  expects  to hold  shares,  and  other  relevant circumstances.  Class A shares  normally  are sold subject to an initial sales  charge.  While Class B and Class C shares  have no initial  sales charge,  the purpose of the deferred sales charge and asset-based  sales charge on Class B and Class C shares is the same as that of the  initial sales  charge  on  Class A  shares-to  compensate  the  Distributor  and brokers,  dealers  and  financial  institutions  that sell shares of the
Fund. A  salesperson  who is entitled to receive  compensation  from his or her firm for  selling  Fund shares may  receive  different  levels of compensation for selling one class of shares rather than another.

      The  Distributor  will  not  accept  any  order in the  amount  of
$500,000  or more for Class B shares or $1  million  or more for Class C shares on behalf of a single  investor  (not  including  dealer  "street name" or omnibus  accounts).  That is because  generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

      |X|   Class  B  Conversion.   Under  current   interpretations  of
applicable  federal income tax law by the Internal Revenue Service,  the conversion  of Class B Shares  to Class A Shares  after six years is not treated  as a taxable  event for the  Shareholder.  If those laws or the
IRS   interpretation   of  those  laws  should  change,   the  automatic
conversion  feature  may  be  suspended.   In  that  event,  no  further
conversions  of  Class  B  Shares  would  occur  while  that  suspension remained in effect.  Although Class B shares could then be exchanged for
Class A shares  on the  basis of  relative  net  asset  value of the two classes,  without the imposition of a sales charge or fee, such exchange could  constitute  a  taxable  event for the  holder,  and  absent  such
exchange,   Class  B  shares  might   continue  to  be  subject  to  the
asset-based sales charge for longer than six years.

      |X|   Allocation of Expenses.  The Fund pays  expenses  related to its daily  operations,  such as  custodian  bank fees,  trustees'  fees, transfer  agency fees,  legal fees and auditing  costs.  Those  expenses are  paid  out of the  Fund's  assets  and  are  not  paid  directly  by shareholders.  However,  those  expenses  reduce the net asset  value of shares,  and  therefore are  indirectly  borne by  shareholders  through their investment.

      The methodology  for  calculating  the net asset value,  dividends and  distributions  of the Fund's share classes  recognizes two types of expenses.  General expenses that do not pertain  specifically to any one class  are  allocated  pro  rata  to  the  shares  of all  classes.  The allocation  is based on the  percentage  of the Fund's total assets that is  represented  by the assets of each class,  and then  equally to each outstanding  share within a given class.  Such general  expenses include management  fees,  legal,  bookkeeping  and  audit  fees,  printing  and mailing  costs  of  shareholder  reports,  Prospectuses,  Statements  of
Additional  Information  and other  materials for current  shareholders, fees to unaffiliated Trustees,  custodian bank expenses,  share issuance costs,  organization and start-up costs,  interest,  taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other  expenses  that are  directly  attributable  to a particular class are  allocated  equally  to each  outstanding  share  within  that class.  Examples of such expenses include  distribution and service plan
(12b-1)  fees,  transfer  and  shareholder   servicing  agent  fees  and
expenses,  and  shareholder  meeting  expenses  (to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset  Values Per Share.  The net asset values per share of each  class of  shares  of the  Fund are  determined  as of the close of  business  of The New York Stock  Exchange on each day that the
Exchange  is open.  It is done by  dividing  the value of the Fund's net assets  attributable to that class by the number of shares of that class that are  outstanding.  The Exchange  normally  closes at 4:00 P.M., New
York time,  but may close  earlier on some other days (for  example,  in case of weather  emergencies  or on days falling  before a U.S holiday).
The  Exchange's  most recent  annual  announcement  (which is subject to change)  states  that it will close on New  Year's  Day,  Martin  Luther
King, Jr. Day, Presidents' Day, Good Friday,  Memorial Day, Independence
Day,  Labor Day,  Thanksgiving  Day and Christmas Day. It may also close on other days.

      Dealers  other  than  Exchange  members  may  conduct  trading  in municipal  securities on days on which the Exchange is closed (including weekends  and U.S  holidays)  or after 4:00 P.M.  on a regular  business day. The Fund's net asset values will not be  calculated  on those days, and the values of some of the  Fund's  portfolio  securities  may change significantly  on those  days,  when  shareholders  cannot  purchase  or redeem shares.

      |X|   Securities  Valuation.  The  Fund's  Board of  Trustees  has
established  procedures for the valuation of the Fund's  securities.  In general those procedures are as follows:

      |_|   Long-term  debt  securities  having a remaining  maturity in excess of 60 days are  valued  based on the mean  between  the "bid" and
"asked" prices  determined by a portfolio  pricing  service  approved by the Fund's  Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

      |_|   The following  securities are valued at the mean between the
"bid" and "asked"  prices  determined by a pricing  service  approved by the Fund's  Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(1)   debt  instruments  that  have a  maturity  of more  than  397 days when-issued,

(2)   debt  instruments  that  had  a  maturity  of  397  days  or  less when-issued  and  have a  remaining  maturity  of more  than 60 days, and

(3)   non-money  market debt instruments that had a maturity of 397 days or less  when-issued and which have a remaining  maturity of 60 days or less.

      |_|   The following  securities  are valued at cost,  adjusted for amortization of premiums and accretion of discounts:

(1)   money market debt securities held by a non-money  market fund that had a maturity  of less than 397 days  when-issued  that have a remaining maturity of 60 days or less, and

(2)   debt  instruments  held  by  a  money  market  fund  that  have  a remaining maturity of 397 days or less.

      |_|   Securities not having  readily-available  market  quotations are valued at fair value determined under the Board's procedures.

      If the  Manager is unable to locate two market  makers  willing to give quotes,  a security may be priced at the mean between the "bid" and
"asked"  prices  provided  by a single  active  market  maker  (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal  securities,  when last sale  information is not  generally  available,  the  Manager  may  use  pricing  services approved by the Board of Trustees.  The pricing service may use "matrix"
comparisons  to the prices for  comparable  instruments  on the basis of quality,  yield,  maturity.  Other special factors may be involved (such
as  the   tax-exempt   status  of  the   interest   paid  by   municipal
securities).  The  Manager  will  monitor  the  accuracy  of the pricing
services.   That  monitoring  may  include  comparing  prices  used  for portfolio valuation to actual sales prices of selected securities.

      Puts,  calls,  interest  rate  futures  and  municipal  bond index futures are valued at the last sale price on the  principal  exchange on which they are traded or on NASDAQ,  as  applicable,  as determined by a pricing  service  approved by the Board of  Trustees or by the  Manager.
If there were no sales  that day,  they shall be valued at the last sale price on the  preceding  trading  day if it is within  the spread of the closing "bid" and "asked" prices on the principal  exchange or on NASDAQ on the valuation  date. If not, the value shall be the closing bid price on the  principal  exchange or on NASDAQ on the  valuation  date. If the put, call or future is not traded on an exchange or on NASDAQ,  it shall be valued by the mean between "bid" and "asked"  prices  obtained by the
Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund  writes an option,  an amount  equal to the  premium received is included in the Fund's  Statement of Assets and  Liabilities as  an  asset.  An  equivalent  credit  is  included  in  the  liability section.  The credit is  adjusted  ("marked-to-market")  to reflect  the current market value of the option.  In  determining  the Fund's gain on investments,  if a call or put  written  by the Fund is  exercised,  the proceeds  are  increased  by the  premium  received.  If a  call  or put written  by the Fund  expires,  the Fund has a gain in the amount of the premium.  If the Fund enters  into a closing  purchase  transaction,  it will have a gain or loss,  depending on whether the premium received was more or less  than  the  cost of the  closing  transaction.  If the Fund exercises  a put it holds,  the amount the Fund  receives on its sale of the  underlying  investment  is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The  information   below   supplements  the  terms  and  conditions  for
redeeming shares set forth in the Prospectus.

Checkwriting.  When  a  check  is  presented  to  the  Fund's  bank  for clearance,  the bank will ask the Fund to redeem a sufficient  number of full and  fractional  shares in the  shareholder's  account to cover the amount of the  check.  This  enables  the  shareholder  to  continue  to receive  dividends  on those  shares until the check is presented to the
Fund.  Checks may not be  presented  for  payment at the  offices of the bank  listed  on  the  check  or at  the  Fund's  custodian  bank.  That limitation  does not affect  the use of checks for the  payment of bills or to  obtain  cash at other  banks.  The  Fund  reserves  the  right to amend,  suspend or discontinue offering  Checkwriting  privileges at any time without prior notice.

      In choosing to take  advantage  of the  Checkwriting  privilege by signing the Account  Application or by completing a  Checkwriting  card, each individual who signs:

(1)   for individual  accounts,  represents that they are the registered owner(s) of the shares of the Fund in that account;

(2)   for  accounts  for  corporations,  partnerships,  trusts and other
         entities,   represents  that  they  are  an  officer,   general
         partner,  trustee or other  fiduciary or agent,  as applicable, duly authorized to act on behalf of such registered owner(s);

(3)   authorizes  the Fund,  its  Transfer  Agent  and any bank  through which the Fund's drafts  (checks) are payable to pay all checks drawn on the Fund  account  of such  person(s)  and to redeem a sufficient  amount of shares from that account to cover payment of each check;

(4)   specifically  acknowledges that if they choose to permit checks to be  honored  if there is a single  signature  on  checks  drawn
         against   joint   accounts,   or  accounts  for   corporations,
         partnerships,  trusts or other  entities,  the signature of any one  signatory  on a check  will  be  sufficient  to  authorize payment of that check and redemption from the account,  even if that  account  is  registered  in the  names  of more  than one person or more than one  authorized  signature  appears  on the
         Checkwriting card or the Application, as applicable;

(5)   understands that the  Checkwriting  privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and

(6)   acknowledges  and agrees that  neither the Fund nor its bank shall incur  any  liability  for that  amendment  or  termination  of checkwriting  privileges or for redeeming  shares to pay checks reasonably  believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Reinvestment   Privilege.   Within  six  months  of  a   redemption,   a
shareholder may reinvest all or part of the redemption proceeds of:

      |_|   Class A shares purchased  subject to an initial sales charge or Class A shares on which a contingent  deferred sales charge was paid, or

      |_|   Class B shares that were  subject to the Class B  contingent deferred sales charge when redeemed.

      The  reinvestment may be made without sales charge only in Class A shares  of the Fund or any of the other  Oppenheimer  funds  into  which shares of the Fund are  exchangeable  as  described  in "How to Exchange
Shares"  below.  Reinvestment  will  be at  the  net  asset  value  next computed after the Transfer Agent receives the  reinvestment  order. The shareholder  must ask the Transfer  Agent for that privilege at the time of  reinvestment.  This privilege does not apply to Class C shares.  The
Fund may amend,  suspend or cease offering this  reinvestment  privilege at any time as to  shares  redeemed  after  the date of such  amendment, suspension or cessation.

      Any capital gain that was realized  when the shares were  redeemed is  taxable,  and  reinvestment  will not  alter any  capital  gains tax payable  on  that  gain.  If  there  has  been  a  capital  loss  on the redemption,  some  or all  of  the  loss  may  not  be  tax  deductible, depending  on the  timing  and  amount  of the  reinvestment.  Under the
Internal  Revenue  Code,  if the  redemption  proceeds of Fund shares on which a sales  charge was paid are  reinvested  in shares of the Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge,  the  shareholder's  basis in the  shares  of the Fund that were redeemed  may not  include  the amount of the sales  charge  paid.  That would  reduce  the  loss  or  increase  the  gain  recognized  from  the redemption.  However,  in that case the sales  charge  would be added to the basis of the shares  acquired by the  reinvestment of the redemption proceeds.

Payments  "In Kind."  The  Prospectus  states  that  payment  for shares tendered for redemption is ordinarily made in cash.  However,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best  interests of the  remaining  shareholders  of the Fund to make payment of a redemption  order  wholly or partly in cash.  In that case, the  Fund  may pay the  redemption  proceeds  in  whole  or in part by a distribution  "in kind" of liquid  securities  from the portfolio of the
Fund, in lieu of cash.

      The Fund has  elected  to be  governed  by Rule  18f-1  under  the
Investment  Company  Act.  Under that  rule,  the Fund is  obligated  to redeem  shares  solely in cash up to the lesser of $250,000 or 1% of the
net  assets  of  the  Fund   during  any  90-day   period  for  any  one
shareholder.  If shares are redeemed in kind, the redeeming  shareholder might  incur  brokerage  or other costs in selling  the  securities  for cash.  The Fund will value  securities  used to pay  redemptions in kind using the same  method the Fund uses to value its  portfolio  securities described  above under  "Determination  of Net Asset  Values Per Share."
That  valuation  will be made as of the  time  the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's Board of Trustees has the right to cause the  involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than $200 or such lesser  amount  as the Board may fix.  The  Board of  Trustees  will not cause  the  involuntary  redemption  of  shares  in an  account  if  the aggregate  net asset  value of such  shares has fallen  below the stated
minimum  solely  as a  result  of  market  fluctuations.  If  the  Board exercises this right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in  question  (not less than 30 days).
The Board may  alternatively  set  requirements  for the  shareholder to increase the  investment,  or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers  of Shares.  A transfer of shares to a different  registration is not an event that triggers the payment of sales  charges.  Therefore, shares are not subject to the  payment of a  contingent  deferred  sales charge  of any  class at the  time of  transfer  to the name of  another person or entity.  It does not matter  whether  the  transfer  occurs by absolute  assignment,  gift or bequest,  as long as it does not involve, directly  or  indirectly,  a  public  sale of the  shares.  When  shares subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.  It will be  calculated  as if the  transferee  shareholder  had acquired the transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent deferred  sales  charge  if  redeemed  at  the  time  of  transfer,  the priorities  described  in the  Prospectus  under "How to Buy Shares" for the  imposition  of the  Class B or Class C  contingent  deferred  sales charge  will be followed in  determining  the order in which  shares are transferred.

Special   Arrangements   for  Repurchase  of  Shares  from  Dealers  and
Brokers.  The  Distributor  is the Fund's agent to repurchase its shares from  authorized  dealers  or  brokers  on  behalf  of their  customers.
Shareholders  should contact their broker or dealer to arrange this type of  redemption.  The  repurchase  price per share  will be the net asset value next computed  after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase order  from a dealer  or broker  after  the close of The New York  Stock
Exchange on a regular  business  day, it will be processed at that day's net asset  value if the order was  received by the dealer or broker from its  customers  prior to the time the  Exchange  closes.  Normally,  the
Exchange  closes  at 4:00  P.M.,  but may do so  earlier  on some  days.
Additionally,  the order must have been  transmitted  to and received by the  Distributor  prior to its close of business that day (normally 5:00
P.M.).

      Ordinarily,  for accounts  redeemed by a broker-dealer  under this procedure,  payment  will be made within three  business  days after the shares  have  been  redeemed  upon  the  Distributor's  receipt  of  the required  redemption  documents in proper form. The  signature(s) of the registered  owners on the  redemption  documents  must be  guaranteed as described in the Prospectus.

Automatic  Withdrawal  and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares  (having  a value of at  least  $50)  automatically  on a monthly,  quarterly,  semi-annual  or annual  basis  under an  Automatic
Withdrawal  Plan.  Shares will be redeemed  three business days prior to the date  requested  by the  shareholder  for  receipt  of the  payment.
Automatic  withdrawals  of up to $1,500  per month may be  requested  by
telephone  if  payments  are  to  be  made  by  check   payable  to  all
shareholders  of record.  Payments  must also be sent to the  address of record  for the  account  and the  address  must not have  been  changed
within  the  prior  30  days.   Required  minimum   distributions   from
OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

      Payments  are  normally  made by check,  but  shareholders  having
AccountLink  privileges  (see "How To Buy  Shares")  may arrange to have
Automatic  Withdrawal  Plan  payments  transferred  to the bank  account
designated  on  the  Account  Application  or  by   signature-guaranteed
instructions  sent to the Transfer Agent.  Shares are normally  redeemed pursuant to an Automatic  Withdrawal Plan three business days before the payment  transmittal  date you select in the Account  Application.  If a contingent  deferred sales charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The  Fund  cannot  guarantee  receipt  of a  payment  on the  date requested.  The Fund reserves the right to amend, suspend or discontinue offering  these plans at any time without prior  notice.  Because of the sales charge assessed on Class A share  purchases,  shareholders  should not make regular additional Class A share purchases while  participating in an  Automatic  Withdrawal  Plan.  Class B and  Class  C  shareholders should not establish  withdrawal plans, because of the imposition of the contingent  deferred sales charge on such withdrawals  (except where the contingent  deferred  sales  charge is waived as described in Appendix C below).

      By  requesting  an  Automatic  Withdrawal  or Exchange  Plan,  the
shareholder  agrees  to the  terms  and  conditions  that  apply to such plans,  as stated below.  These  provisions  may be amended from time to time by the Fund and/or the  Distributor.  When adopted,  any amendments will automatically apply to existing Plans.

      |X|   Automatic  Exchange  Plans.  Shareholders  can authorize the
Transfer  Agent to  exchange  a  pre-determined  amount of shares of the
Fund  for  shares  (of  the  same  class)  of  other  Oppenheimer  funds automatically  on a  monthly,  quarterly,  semi-annual  or annual  basis under  an  Automatic  Exchange  Plan.  The  minimum  amount  that may be exchanged  to each other fund  account  is $25.  Instructions  should be provided on the  OppenheimerFunds  Application  or  signature-guaranteed instructions.  Exchanges  made  under  these  plans are  subject  to the restrictions  that apply to  exchanges  as set forth in "How to Exchange
Shares" in the  Prospectus  and below in this  Statement  of  Additional
Information.

      |X|   Automatic  Withdrawal  Plans.  Fund  shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed  first.  Shares  acquired with  reinvested dividends  and  capital  gains  distributions  will  be  redeemed  next, followed  by  shares  acquired  with  a  sales  charge,  to  the  extent necessary  to  make  withdrawal  payments.  Depending  upon  the  amount withdrawn,  the  investor's  principal  may be depleted.  Payments  made under these plans should not be  considered as a yield or income on your investment.

      The  Transfer  Agent  will  administer  the  investor's  Automatic
Withdrawal Plan as agent for the  shareholder(s)  (the "Planholder") who executed  the  Plan  authorization  and  application  submitted  to  the
Transfer  Agent.  Neither  the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the  Transfer  Agent  in  good  faith  to  administer  the  Plan.  Share certificates  will not be issued  for shares of the Fund  purchased  for and held under the Plan,  but the  Transfer  Agent will  credit all such shares to the account of the  Planholder on the records of the Fund. Any share  certificates  held by a Planholder may be surrendered  unendorsed to the  Transfer  Agent  with the Plan  application  so that the  shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans,  distributions of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales  charge.  Dividends on shares held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset  value per share  determined  on the  redemption  date.  Checks or
AccountLink payments  representing the proceeds of Plan withdrawals will normally be  transmitted  three business days prior to the date selected for  receipt  of the  payment,  according  to the  choice  specified  in writing by the  Planholder.  Receipt  of  payment  on the date  selected cannot be guaranteed.

      The amount  and the  interval  of  disbursement  payments  and the address to which checks are to be mailed or AccountLink  payments are to be sent may be changed at any time by the  Planholder  by writing to the
Transfer  Agent.  The  Planholder  should allow at least two weeks' time after mailing such  notification  for the requested  change to be put in effect.  The  Planholder  may, at any time,  instruct the Transfer Agent by written  notice to redeem  all, or any part of, the shares held under the Plan.  That  notice must be in proper  form in  accordance  with the requirements of the  then-current  Prospectus of the Fund. In that case, the  Transfer  Agent will redeem the number of shares  requested  at the net  asset  value  per  share in  effect  and will  mail a check for the proceeds to the Planholder.

      The  Planholder may terminate a Plan at any time by writing to the
Transfer  Agent.  The Fund  may also  give  directions  to the  Transfer
Agent to  terminate a Plan.  The  Transfer  Agent will also  terminate a
Plan  upon  its  receipt  of  evidence   satisfactory  to  it  that  the
Planholder has died or is legally  incapacitated.  Upon termination of a
Plan by the  Transfer  Agent  or the  Fund,  shares  that  have not been redeemed  will  be  held  in  uncertificated  form  in the  name  of the
Planholder.  The  account  will  continue  as  a  dividend-reinvestment,
uncertificated   account  unless  and  until  proper   instructions  are
received  from the  Planholder,  his or her  executor  or  guardian,  or another authorized person.

      To use shares held under the Plan as  collateral  for a debt,  the
Planholder  may  request   issuance  of  a  portion  of  the  shares  in
certificate  form.  Upon  written  request  from  the  Planholder,   the
Transfer  Agent  will  determine  the  number  of  shares  for  which  a certificate  may be issued  without  causing  the  withdrawal  checks to stop. However, should such uncertificated shares become exhausted,  Plan withdrawals will terminate.

      If the  Transfer  Agent  ceases to act as  transfer  agent for the
Fund,  the  Planholder  will be deemed to have  appointed  any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of
Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.  Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1.800.525.7048.
o     All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial
      Money Market Trust, Centennial Tax Exempt Trust, Centennial
      Government Trust, Centennial New York Tax Exempt Trust,
      Centennial California Tax Exempt Trust, and Centennial America
      Fund, L.P., which only offer Class A shares.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through
      OppenheimerFunds-sponsored 401(k) plans.
o     Only certain Oppenheimer funds currently offer Class Y shares.
      Class Y shares of Oppenheimer Real Asset Fund may not be
      exchanged for shares of any other fund.
o     Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the
      Prospectus. Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds.
      They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer
      Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o  Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be
      exchanged for shares of Oppenheimer Money Market Fund, Inc.,
      Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government
      Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other
      Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer
      Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer
      Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.
o     Class A, Class B, Class C and Class Y Shares of Oppenheimer
      Select Managers Mercury Advisors S&P Index Fund and Oppenheimer
      Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

      Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money  market fund  offered by the  Distributor.
Shares of any money market fund purchased  without a sales charge may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon  payment  of the sales  charge.  They may also be used to  purchase shares of  Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
Distributor of eligibility for this privilege at the time the shares of
Oppenheimer Money Market Fund, Inc. are purchased.  If requested, they must supply proof of entitlement to this privilege.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time.  Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent  Deferred Sales Charges.  No
contingent  deferred  sales  charge is imposed on exchanges of shares of any class  purchased  subject to a  contingent  deferred  sales  charge.
However,  when Class A shares  acquired by exchange of Class A shares of other  Oppenheimer  funds  purchased  subject  to a Class  A  contingent deferred  sales charge are  redeemed  within 18 months of the end of the calendar month of the initial  purchase of the exchanged Class A shares, the Class A contingent  deferred sales charge is imposed on the redeemed shares.  The Class B  contingent  deferred  sales  charge is  imposed on
Class B shares  acquired by exchange if they are redeemed within 6 years of the initial  purchase of the  exchanged  Class B shares.  The Class C contingent  deferred sales charge is imposed on Class C shares  acquired by  exchange  if they are  redeemed  within  12  months  of the  initial purchase of the exchanged Class C shares.

      When  Class  B or  Class  C  shares  are  redeemed  to  effect  an exchange,  the  priorities  described  in  "How  To Buy  Shares"  in the
Prospectus  for the  imposition of the Class B or the Class C contingent deferred  sales  charge  will be followed  in  determining  the order in which the shares are exchanged.  Before exchanging shares,  shareholders should take into  account  how the  exchange  may affect any  contingent
deferred   sales  charge  that  might  be  imposed  in  the   subsequent
redemption  of  remaining  shares.  Shareholders  owning  shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject  telephone  or written  exchange  requests  submitted in bulk by anyone on behalf of more than one  account.  The Fund may accept
requests   for   exchanges   of  up  to  50   accounts   per  day   from
representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone  Exchange  Requests.  When  exchanging  shares  by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the investors must obtain
a  Prospectus   of  that  fund  before  the  exchange   request  may  be
submitted.  If all  telephone  lines are busy (which  might  occur,  for
example,   during   periods   of   substantial   market   fluctuations),
shareholders  might not be able to request  exchanges by  telephone  and would have to submit written exchange requests.

      |X|   Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business  day the  Transfer  Agent  receives an exchange  request  in proper  form (the  "Redemption  Date").  Normally, shares of the fund to be acquired are purchased on the Redemption  Date, but such  purchases  may be delayed by either  fund up to five  business days if it  determines  that it would be  disadvantaged  by an immediate transfer of the  redemption  proceeds.  The Fund reserves the right,  in its  discretion,  to refuse any exchange  request that may  disadvantage
it. For example,  if the receipt of multiple  exchange  requests  from a dealer might require the  disposition of portfolio  securities at a time or at a price that might be  disadvantageous  to the Fund,  the Fund may refuse the request.  For full or partial exchanges of an account made by telephone,  any special account features such as Asset Builder Plans and
Automatic  Withdrawal  Plans will be switched to the new account  unless the Transfer  Agent is instructed  otherwise.  When you exchange some or all of your  shares  from  one  fund to  another,  any  special  account feature  such as an Asset  Builder Plan or  Automatic  Withdrawal  Plan,
will be switched to the new fund  account  unless you tell the  Transfer
Agent not to do so. However,  special  redemption and exchange  features such as Automatic  Exchange Plans and Automatic  Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In  connection  with any  exchange  request,  the number of shares exchanged  may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the  Prospectus or this  Statement of Additional  Information,  or would include shares covered by a share  certificate that is not tendered with the request.  In those  cases,  only the shares  available  for exchange without restriction will be exchanged.

      The  different  Oppenheimer  funds  available  for  exchange  have different  investment  objectives,  policies  and risks.  A  shareholder should  assure  that the fund  selected  is  appropriate  for his or her investment and should be aware of the tax  consequences  of an exchange.
For federal income tax purposes,  an exchange  transaction is treated as a  redemption  of  shares  of one  fund  and a  purchase  of  shares  of another.  "Reinvestment  Privilege,"  above,  discusses  some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The
Fund,  the  Distributor,  and the  Transfer  Agent are unable to provide investment,  tax or legal advice to a shareholder in connection  with an exchange request or any other investment transaction.

Dividends and Taxes

Dividends and  Distributions.  Dividends  will be payable on shares held of record at the time of the previous  determination of net asset value, or as otherwise  described in "How to Buy Shares." Daily  dividends will not be declared  or paid on newly  purchased  shares  until such time as
Federal Funds (funds  credited to a member bank's account at the Federal
Reserve Bank) are available  from the purchase  payment for such shares.
Normally,  purchase  checks  received  from  investors  are converted to
Federal  Funds  on the  next  business  day.  Shares  purchased  through dealers  or  brokers  normally  are paid for by the third  business  day following the placement of the purchase order.

      Shares redeemed through the regular  redemption  procedure will be paid  dividends  through and including  the day on which the  redemption request is  received by the  Transfer  Agent in proper  form.  Dividends will be declared on shares  repurchased  by a dealer or broker for three business  days  following  the trade date (that is, up to and  including the day prior to  settlement  of the  repurchase).  If all  shares in an account are redeemed,  all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's  practice of  attempting  to pay  dividends  on Class A shares at a constant  level  requires  the Manager to monitor the Fund's portfolio and, if necessary,  to select higher-yielding  securities when it is deemed  appropriate to seek income at the level needed to meet the
target.   Those   securities  must  be  within  the  Fund's   investment
parameters,  however.  The Fund  expects to pay  dividends at a targeted level  from its net  investment  income and other  distributable  income without any impact on the net asset values per share.

      Dividends,  distributions  and the proceeds of the  redemption  of
Fund shares  represented by checks returned to the Transfer Agent by the
Postal  Service  as   undeliverable   will  be  invested  in  shares  of
Oppenheimer  Money  Market  Fund,  Inc.  Reinvestment  will  be  made as promptly  as possible  after the return of such  checks to the  Transfer
Agent,  to  enable  the  investor  to earn a return  on  otherwise  idle funds.  Unclaimed  accounts  may be subject to state  escheatment  laws, and the Fund and the Transfer  Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

      The  amount of a  distribution  paid on a class of shares may vary from time to time  depending on market  conditions,  the  composition of
the  Fund's  portfolio,   and  expenses  borne  by  the  Fund  or  borne
separately by a class.  Dividends are calculated in the same manner,  at the same  time and on the same day for  shares of each  class.  However, dividends  on Class B and Class C shares are  expected  to be lower than dividends  on  Class  A  shares.  That  is  due  to  the  effect  of the asset-based sales charge on Class B and Class C shares.  Those dividends will also differ in amount as a  consequence  of any  difference  in net asset value among the different class of shares.

Tax Status of the Fund's Dividends and  Distributions.  The Fund intends to qualify  under the  Internal  Revenue Code during each fiscal year to pay  "exempt-interest  dividends" to its  shareholders.  Exempt-interest dividends  that are derived  from net  investment  income  earned by the
Fund on municipal  securities  will be  excludable  from gross income of shareholders for Federal income tax purposes.

      Net  investment  income  includes  the  allocation  of  amounts of income from the municipal  securities in the Fund's  portfolio  that are free from federal  income  taxes.  This  allocation  will be made by the use  of one  designated  percentage  applied  uniformly  to  all  income dividends  paid  during  the  Fund's  tax year.  That  designation  will normally  be made  following  the end of each  fiscal  year as to income dividends paid in the prior year.  The  percentage of income  designated as  tax-exempt  may  substantially  differ  from the  percentage  of the
Fund's income that was tax-exempt for a given period.

      A portion of the  exempt-interest  dividends  paid by the Fund may
be  an  item  of  tax  preference  for   shareholders   subject  to  the
alternative  minimum tax. The amount of any  dividends  attributable  to tax preference  items for purposes of the  alternative  minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder  receiving a dividend from income earned by the Fund from one or more of the  following  sources  treats  the  dividend  as a receipt  of either  ordinary  income or  long-term  capital  gain in the computation  of gross  income,  regardless  of whether  the  dividend is reinvested:

(1)   certain  taxable  temporary  investments  (such as certificates of
          deposit,   repurchase   agreements,   commercial   paper   and
          obligations   of  the  U.S.   government,   its  agencies  and
          instrumentalities);

(2)   income from securities loans; or

(3)   an  excess  of net  short-term  capital  gain  over net  long-term capital loss from the Fund.
      The   Fund's    dividends   will   not   be   eligible   for   the
dividends-received  deduction for corporations.  Shareholders  receiving
Social Security benefits should be aware that exempt-interest  dividends are a factor  in  determining  whether  such  benefits  are  subject  to federal income tax.  Losses  realized by  shareholders on the redemption of Fund  shares  within  six  months of  purchase  (which  period may be shortened  by  regulation)  will be  disallowed  for federal  income tax purposes  to the extent of  exempt-interest  dividends  received on such shares.

      If the Fund  qualifies as a "regulated  investment  company" under the  Internal  Revenue  Code,  it will not be liable for federal  income taxes  on  amounts  paid  by it as  dividends  and  distributions.  That qualification  enables  the  Fund  to  "pass  through"  its  income  and realized  capital  gains to  shareholders  without  having to pay tax on them. The Fund qualified as a regulated  investment  company in its last fiscal year and intends to qualify in future  years,  but  reserves  the right not to qualify.  The Internal  Revenue  Code  contains a number of complex tests to determine  whether the Fund  qualifies.  The Fund might not meet those tests in a particular  year. If it does not qualify,  the
Fund will be treated for tax  purposes as an  ordinary  corporation  and
will  receive  no  tax   deduction   for   payments  of  dividends   and
distributions made to shareholders.

      Under the  Internal  Revenue  Code,  by  December 31 each year the
Fund must  distribute 98% of its taxable  investment  income earned from
January 1 through  December 31 of that year and 98% of its capital gains realized  in the  period  from  November  1 of the  prior  year  through
October 31 of the  current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently  anticipated that the Fund will meet those  requirements.  However,  the Fund's Board of Trustees and the Manager  might  determine in a particular  year that
it  would  be  in  the  best  interest  of  shareholders   not  to  make
distributions  at the  required  levels and to pay the excise tax on the undistributed  amounts.  That  would  reduce  the  amount  of  income or capital gains available for distribution to shareholders.

Dividend  Reinvestment  in Another  Fund.  Shareholders  of the Fund may
elect to reinvest all dividends  and/or capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds  listed above.  Reinvestment  will be  made at net  asset  value  without  sales charge.  To elect this option,  the shareholder must notify the Transfer
Agent  in  writing  and  must  have  an  existing  account  in the  fund selected for  reinvestment.  Otherwise the shareholder must first obtain a prospectus  for that fund and an  application  from the Transfer Agent to establish an account.  The  investment  will be made at the net asset value per share in effect at the close of business  on the payable  date of the dividend or  distribution.  Dividends and/or  distributions  from certain  of the other  Oppenheimer  funds may be  invested  in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's shares are sold through  dealers,  brokers and other  financial  institutions  that have a sales  charge  agreement with  OppenheimerFunds  Distributor,  Inc. a  subsidiary  of the Manager that acts as the Fund's  Distributor.  The Distributor  also distributes shares of the other Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The  Transfer  Agent.  OppenheimerFunds  Services,  the Fund's  Transfer
Agent,  is a division of the Manager.  It is responsible for maintaining the Fund's shareholder registry and shareholder  accounting records, and for paying dividends and distributions to shareholders.  It also handles shareholder  servicing and  administrative  functions.  It serves as the
Transfer  Agent  for  an  annual  per  account  fee.  It  also  acts  as
shareholder-servicing   agent   for   the   other   Oppenheimer   funds.
Shareholders  should  direct  inquiries  about  their  accounts  to  the
Transfer  Agent at the address and  toll-free  numbers shown on the back cover.

The  Custodian.  Citibank,  N.A.  is the  custodian  bank of the  Fund's assets. The custodian bank's  responsibilities  include safeguarding and controlling  the Fund's  portfolio  securities and handling the delivery of such  securities to and from the Fund. It will be the practice of the
Fund to deal with the  custodian  bank in a manner  uninfluenced  by any banking  relationship  the custodian  bank may have with the Manager and its  affiliates.  The Fund's cash balances  with the  custodian  bank in excess of  $100,000  are not  protected  by Federal  Deposit  Insurance.
Those uninsured balances may at times be substantial.

Independent  Auditors.   Deloitte  &  Touche  LLP  are  the  independent
auditors of the Fund.  They audit the Fund's  financial  statements  and perform  other  related  audit  services.  They also act as auditors for certain other funds advised by the Manager and its affiliates.

OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders of Oppenheimer Intermediate Municipal
Fund:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Intermediate Municipal Fund, including the statement of investments, as of September 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Intermediate Municipal Fund as of September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP
 Deloitte & Touche LLP

 Denver, Colorado
 October  20,  2000

Financials

11 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

STATEMENT OF INVESTMENTS  September 30, 2000

                                                       Ratings:
                                                      Moody's/                            Market
                                                     S&P/Fitch        Principal            Value
                                                   (Unaudited)           Amount       See Note 1
================================================================================================

 Municipal Bonds and Notes--97.8%
------------------------------------------------------------------------------------------------
 Alaska--1.0%
 AK HFA RB, Series A-2, 5.65%, 12/1/10             Aaa/AAA/AAA       $1,300,000      $ 1,333,384
------------------------------------------------------------------------------------------------
 Arizona--3.6%
 AZ Educational LMC RRB, Jr. Subseries,
 6.30%, 12/1/08                                      NR/NR/BBB        3,155,000        3,300,887
------------------------------------------------------------------------------------------------
 AZ HFAU RB, Catholic Healthcare West,
 6.125%, 7/1/09                                      Baa1/BBB+        1,500,000        1,515,810
                                                                                     -----------
                                                                                       4,816,697

------------------------------------------------------------------------------------------------
 California--9.7%
 Berkeley, CA HF RRB, Alta Bates Medical
 Center, Prerefunded, Series A, 6.50%, 12/1/11           A2/NR        2,845,000        2,985,401
------------------------------------------------------------------------------------------------
 CA SCDAU Revenue Refunding COP,
 Cedars-Sinai Medical Center, MBIA
 Insured, 6.50%, 8/1/12                                Aaa/AAA        1,000,000        1,131,860
------------------------------------------------------------------------------------------------
 CA SCDAU Revenue Refunding COP,
 Inverse Floater, 6.359%, 11/1/15(1)                     A1/NR        3,500,000        3,539,375
------------------------------------------------------------------------------------------------
 Folsom, CA CFD No. 10 SPTX Bonds,
 6.30%, 9/1/12                                           NR/NR        1,625,000        1,704,316
------------------------------------------------------------------------------------------------
 Riverside Cnty., CA Refunding COP,
 Air Force Village West, Inc.,
 Prerefunded, Series A, 8.125%, 6/15/12                  NR/NR        2,290,000        2,475,879
------------------------------------------------------------------------------------------------
 Sacramento, CA Cogeneration RB,
 Procter & Gamble Cogeneration Project,
 Prerefunded, 6.375%, 7/1/10                            NR/AAA          600,000          662,922
------------------------------------------------------------------------------------------------
 Sacramento, CA Cogeneration RB,
 Procter & Gamble Cogeneration Project,
 Unrefunded Balance, 6.375%, 7/1/10                NR/BBB-/BBB          500,000          534,880
                                                                                     -----------
                                                                                      13,034,633

------------------------------------------------------------------------------------------------
 Colorado--2.4%
 Denver, CO City & Cnty. Airport RB,
 6.197%, 11/15/14(2,3)                                   A2/NR        1,000,000        1,088,560
------------------------------------------------------------------------------------------------
 Denver, CO City & Cnty. Airport RB,
 6.197%, 11/15/15(2,3)                                   NR/NR        1,500,000        1,611,540
------------------------------------------------------------------------------------------------
 Meridian Metropolitan District, CO
 GORB, 7.50%, 12/1/11                                    A3/NR          500,000          517,755
                                                                                     -----------
                                                                                       3,217,855

12 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

                                                            Ratings:
                                                            Moody's/                          Market
                                                           S&P/Fitch       Principal           Value
                                                         (Unaudited)          Amount      See Note 1
----------------------------------------------------------------------------------------------------
 Connecticut--3.2%
 CT DAU RB, Mystic Marinelife Aquarium
 Project, Series A, 6.875%, 12/1/17                            NR/NR      $1,000,000      $1,009,950
----------------------------------------------------------------------------------------------------
 Mashantucket, CT Western Pequot Tribe
 Special RB, Prerefunded, Series A, 6.50%, 9/1/05(2)         Aaa/AAA       1,240,000       1,345,797
----------------------------------------------------------------------------------------------------
 Mashantucket, CT Western Pequot Tribe
 Special RB, Sub. Lien, Series B, 5.60%, 9/1/09(2)           Baa3/NR         600,000         599,550
----------------------------------------------------------------------------------------------------
 Mashantucket, CT Western Pequot Tribe
 Special RB, Unrefunded Balance, Series A,
 6.50%, 9/1/05(2)                                            NR/BBB-       1,260,000       1,336,432
                                                                                          ----------
                                                                                           4,291,729

----------------------------------------------------------------------------------------------------
 Delaware--0.8%
 DE EDAU RB, Student Housing University
 Courtyard Project, Series A, 5.75%, 8/1/14                    NR/AA       1,080,000       1,083,791
----------------------------------------------------------------------------------------------------
 Florida--1.8%
 FL HFA MH RRB, Series C, 6%, 8/1/11                          NR/AAA       1,000,000       1,027,560
----------------------------------------------------------------------------------------------------
 Grand Haven, FL CDD SPAST Bonds, Series A,
 6.30%, 5/1/02                                                 NR/NR       1,361,000       1,366,498
                                                                                          ----------
                                                                                           2,394,058

----------------------------------------------------------------------------------------------------
 Hawaii--2.9%
 HI Airport System RB, 6.197%, 7/1/20(2,3)                     NR/NR       2,700,000       2,804,463
----------------------------------------------------------------------------------------------------
 HI Airport System RRB, Series B, FGIC Insured,
 6.50%, 7/1/15                                           Aaa/AAA/AAA       1,000,000       1,081,540
                                                                                          ----------
                                                                                           3,886,003

----------------------------------------------------------------------------------------------------
 Illinois--3.4%
 Chicago, IL BOE GOB, Chicago School Reform
 Project, MBIA Insured, 6.25%, 12/1/11                    Aaa/AAA/A-       1,000,000       1,105,470
----------------------------------------------------------------------------------------------------
 IL Development FAU SWD RB, Waste
 Management, Inc. Project, 5.05%, 1/1/10                      NR/BBB       1,035,000         909,382
----------------------------------------------------------------------------------------------------
 IL HFAU RRB, Franciscan Sisters Health Care
 Project, Escrowed to Maturity, Series C, MBIA
 Insured, 6%, 9/1/19                                         Aaa/AAA       2,000,000       2,105,520
----------------------------------------------------------------------------------------------------
 Southwestern IL DAU Hospital RB, St. Elizabeth
 Medical Center, 8%, 6/1/10                                     NR/A         500,000         510,995
                                                                                          ----------
                                                                                           4,631,367

----------------------------------------------------------------------------------------------------
 Indiana--2.9%
 IN Bond Bank RB, State Revolving Fund Program,
 Series A, 6.875%, 2/1/12                                     NR/AAA       1,135,000       1,237,400
----------------------------------------------------------------------------------------------------
 Indianapolis, IN Airport Authority RB, SPF Federal
 Express Corp. Project, 7.10%, 1/15/17                      Baa2/BBB       2,500,000       2,637,850
                                                                                          ----------
                                                                                           3,875,250

13 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                             Ratings:
                                                             Moody's/                          Market
                                                            S&P/Fitch       Principal           Value
                                                          (Unaudited)          Amount      See Note 1
-----------------------------------------------------------------------------------------------------
 Kentucky--0.7%
 Kenton Cnty., KY AB RB, SPF Delta Airlines Project,
 Series A, 6.125%, 2/1/22                                   Baa3/BBB-      $  910,000      $  874,865
-----------------------------------------------------------------------------------------------------
 Maine--0.6%
 ME Educational LMC Student Loan RRB,
 Series A-4, 6.05%, 11/1/04                                Aaa/NR/AAA         750,000         780,660
-----------------------------------------------------------------------------------------------------
 Massachusetts--1.9%
 MA POAU RB, Series 1999A, 5.75%, 10/1/29                    Baa3/BB+       2,500,000       2,485,775
-----------------------------------------------------------------------------------------------------
 Michigan--6.6%
 Detroit, MI GORB, Series B, FGIC Insured,
 7%, 4/1/04                                               Aaa/AAA/AAA       2,000,000       2,148,740
-----------------------------------------------------------------------------------------------------
 MI Building Authority RRB, Series I, MBIA-IBC
 Insured, 6.25%, 10/1/20                                   Aaa/AAA/AA       1,000,000       1,022,320
-----------------------------------------------------------------------------------------------------
 MI Hospital FAU RRB, Greater Detroit Sinai Hospital,
 Series 1995, 6%, 1/1/08                                   Baa3/NR/A-       2,500,000       2,360,675
-----------------------------------------------------------------------------------------------------
 MI Strategic Fund SWD RRB, Genesee Power Station
 Project, 7.50%, 1/1/21                                         NR/NR       2,000,000       2,061,040
-----------------------------------------------------------------------------------------------------
 Romulus, MI Community Schools RB, 6%, 5/1/12                 Aaa/AAA       1,250,000       1,328,725
                                                                                           ----------
                                                                                            8,921,500

-----------------------------------------------------------------------------------------------------
 Missouri--1.9%
 St. Louis, MO Airport RB, 6%, 1/1/04                       Baa3/BBB-       1,250,000       1,264,012
-----------------------------------------------------------------------------------------------------
 St. Louis, MO Airport RB, 6%, 1/1/08                       Baa3/BBB-       1,250,000       1,255,062
                                                                                           ----------
                                                                                            2,519,074

-----------------------------------------------------------------------------------------------------
 Nebraska--0.9%
 NE Higher Education Loan Program RB,
 Jr. Sub. Lien, Series A-6, MBIA Insured,
 5.90%, 6/1/03                                            Aaa/AAA/AAA       1,165,000       1,194,544
-----------------------------------------------------------------------------------------------------
 New Hampshire--3.8%
 Manchester, NH Redevelopment & HAU RB,
 Series A, 6.75%, 1/1/14                                     Baa3/A/A       2,000,000       2,124,420
-----------------------------------------------------------------------------------------------------
 NH Business PCFAU RRB, UTD Illuminating Co.,
 5.40%, 12/1/02                                             Baa1/BBB+       3,000,000       3,006,450
                                                                                           ----------
                                                                                            5,130,870

-----------------------------------------------------------------------------------------------------
 New Jersey--3.1%
 NJ EDAU RRB, First Mtg. Franciscan Oaks Project,
 5.60%, 10/1/12                                                 NR/NR       2,500,000       2,255,725
-----------------------------------------------------------------------------------------------------
 NJ EDAU RRB, First Mtg. Keswick Pines,
 5.60%, 1/1/12                                                  NR/NR         900,000         777,591
-----------------------------------------------------------------------------------------------------
 NJ HCF FAU RB, Columbus Hospital, Series A,
 7.50%, 7/1/21                                                   B2/B       1,330,000       1,146,487
                                                                                           ----------
                                                                                            4,179,803

14 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

                                                          Ratings:
                                                          Moody's/                            Market
                                                         S&P/Fitch        Principal            Value
                                                       (Unaudited)           Amount       See Note 1
----------------------------------------------------------------------------------------------------
 New York--16.7%
 Nassau Cnty., NY Improvement District Refunding
 GOUN, Series F, 7%, 3/1/14                            Aaa/AAA/AAA      $ 2,000,000      $ 2,269,380
----------------------------------------------------------------------------------------------------
 NYC GOB, Prerefunded, Series F, 8.40%, 11/15/07       Aaa/AAA/AAA        2,500,000        2,646,825
----------------------------------------------------------------------------------------------------
 NYC IDAU SPF RB, Terminal One Group Assn
 Project, 6%, 1/1/08                                       A3/A/A-        2,000,000        2,091,720
----------------------------------------------------------------------------------------------------
 NYC IDAU SPF RB, Terminal One Group Assn
 Project, 6.10%, 1/1/09                                    A3/A/A-        2,000,000        2,078,400
----------------------------------------------------------------------------------------------------
 NYS DA RRB, Mount Sinai Health, Series A,
 6.50%, 7/1/15                                        Baa1/BBB+/A-        1,000,000        1,073,130
----------------------------------------------------------------------------------------------------
 NYS HFA RRB, NYC HF, Series A, 6.375%, 11/1/04            Baa1/A-        2,000,000        2,105,360
----------------------------------------------------------------------------------------------------
 NYS MTAU Dedicated Tax Fund RB, Series A,
 FGIC Insured, 6.125%, 4/1/14                          Aaa/AAA/AAA        1,000,000        1,072,330
----------------------------------------------------------------------------------------------------
 NYS Thruway Authority Service Contract RRB,
 6%, 4/1/11                                               Baa1/AA-        2,500,000        2,647,500
----------------------------------------------------------------------------------------------------
 Onondaga Cnty., NY IDA SWD Facility RRB,
 Solvay Paperboard LLC Project, 6.80%, 11/1/14               NR/NR        5,000,000        4,811,500
----------------------------------------------------------------------------------------------------
 TSASC, Inc., NY RB, 6%, 7/15/18                          Aa1/A/A+        1,675,000        1,686,524
                                                                                         -----------
                                                                                          22,482,669

----------------------------------------------------------------------------------------------------
 Ohio--2.4%
 Montgomery Cnty., OH HCF RRB, Series B,
 6%, 2/1/10                                                  NR/NR        1,000,000          942,480
----------------------------------------------------------------------------------------------------
 OH Air Quality DAU RRB, PC Ohio Edison,
 Series C, 5.80%, 6/1/04                                  Baa3/BB-        2,000,000        2,030,840
----------------------------------------------------------------------------------------------------
 OH Solid Waste RB, Republic Engineered
 Steels, Inc. Project, 9%, 6/1/21                            NR/NR        1,600,000          316,224
                                                                                         -----------
                                                                                           3,289,544

----------------------------------------------------------------------------------------------------
 Oklahoma--2.3%
 OK Industrial Authority Health Systems RB,
 Baptist Medical Center, Series C, AMBAC
 Insured, 7%, 8/15/05                                  Aaa/AAA/AAA          955,000        1,052,964
----------------------------------------------------------------------------------------------------
 Tulsa, OK Municipal Airport Trust RRB,
 American Airlines/AMR Corp., 7.35%, 12/1/11             Baa2/BBB-        2,000,000        2,087,920
                                                                                         -----------
                                                                                           3,140,884

----------------------------------------------------------------------------------------------------
 Pennsylvania--11.8%
 Allegheny Cnty., PA HDAU RB, West Pennsylvania
 Health System, Series B, 9.25%, 11/15/22                 B1/B+/B+        1,250,000        1,182,238
----------------------------------------------------------------------------------------------------
 Carbon Cnty., PA IDAU RRB, Panther Creek
 Partners Project, 6.65%, 5/1/10                           NR/BBB-        2,000,000        2,038,140
----------------------------------------------------------------------------------------------------
 Lehigh Cnty., PA GP RRB, Kidspeace Obligation
 Group, 6%, 11/1/18                                          NR/NR        4,165,000        3,537,001
----------------------------------------------------------------------------------------------------
 PA EDFAU RR RB, Northampton Generating,
 Sr. Lien, Series A, 6.40%, 1/1/09                         NR/BBB-        2,500,000        2,465,125

15 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued

                                                         Ratings:
                                                         Moody's/                            Market
                                                        S&P/Fitch        Principal            Value
                                                      (Unaudited)           Amount       See Note 1
---------------------------------------------------------------------------------------------------
 Pennsylvania Continued
 Philadelphia, PA Airport RB, Inverse Floater,
 4.957%, 6/15/12(1)                                         NR/NR       $2,000,000      $ 2,017,680
---------------------------------------------------------------------------------------------------
 Philadelphia, PA Airport RB, Series 387B,
 Inverse Floater, 4.937%, 6/15/14(1)                        NR/NR        1,960,000        1,907,335
----------------------------------------------------------------------------------------------------
 Schuylkill Cnty., PA IDAU RR RRB, Schuylkill
 Energy Resources, Inc., 6.50%, 1/1/10                  NR/NR/BB+        2,775,000        2,716,281
                                                                                        -----------
                                                                                         15,863,800

---------------------------------------------------------------------------------------------------
 South Carolina--1.0%
 Florence Cnty., SC IDV RB, Stone Container
 Project, 7.375%, 2/1/07                                    NR/NR        1,385,000        1,389,861
---------------------------------------------------------------------------------------------------
 Tennessee--2.0%
 Chattanooga-Hamilton Cnty., TN HA RB,
 Erlanger Medical Center, Prerefunded, Series B,
 FSA Insured, Inverse Floater, 9.165%, 5/25/21(1)     Aaa/AAA/AAA        1,500,000        1,595,625
---------------------------------------------------------------------------------------------------
 Memphis Shelby Cnty., TN Airport Authority
 RRB, Series A, MBIA Insured, 6.25%, 2/15/11              Aaa/AAA        1,000,000        1,084,580
                                                                                        -----------
                                                                                          2,680,205

---------------------------------------------------------------------------------------------------
 Texas--2.7%
 Dallas-Fort Worth, TX International Airport
 Facilities Improvement Corp. RB, American
 Airlines, Inc., 7.25%, 11/1/30                         Baa1/BBB-        1,000,000        1,030,800
---------------------------------------------------------------------------------------------------
 Matagorda Cnty., TX Navigation District No. 1
 RRB, Series C, 5.20%, 5/1/29(3)                        Baa1/BBB+        1,500,000        1,494,360
---------------------------------------------------------------------------------------------------
 North Central TX HFDC RB, Series A, 7%,
 11/15/10                                                   NR/NR        1,100,000        1,075,382
                                                                                        -----------
                                                                                          3,600,542

---------------------------------------------------------------------------------------------------
 Utah--1.6%
 Davis Cnty., UT Solid Waste Management &
 Recovery RRB, Special Service District,
 Prerefunded, 6.125%, 6/15/09                               Aaa/A        2,000,000        2,116,060
---------------------------------------------------------------------------------------------------
 Vermont--0.7%
 VT SAC Educational Loan RB, Series A-3, FSA
 Insured, 6.25%, 6/15/03                              Aaa/AAA/AAA          900,000          930,996
---------------------------------------------------------------------------------------------------
 Washington--1.0%
 Port Seattle, WA SPF RB, Series B, 5.75%, 9/1/14     Aaa/AAA/AAA        1,280,000        1,302,528
---------------------------------------------------------------------------------------------------
 District of Columbia--0.8%
 DC Hospital RRB, Medlantic Healthcare Group,
 Series A, MBIA Insured, 6%, 8/15/12                  Aaa/AAA/AAA        1,000,000        1,077,060

16 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

                                                          Ratings:
                                                          Moody's/                               Market
                                                         S&P/Fitch          Principal             Value
                                                       (Unaudited)             Amount        See Note 1
-------------------------------------------------------------------------------------------------------
 U.S. Possessions--3.6%
 PR CMWLTH GOB, Prerefunded, 6.35%, 7/1/10                 Aaa/AAA         $1,500,000      $  1,627,650
-------------------------------------------------------------------------------------------------------
 PR Municipal FAU GOB, Series PA-638A,
 6.779%, 8/1/13(2,3)                                         NR/NR          1,925,000         2,185,145
-------------------------------------------------------------------------------------------------------
 Virgin Islands PFAU RB, Series A, 5.625%, 10/1/10         NR/BBB-          1,000,000         1,018,370
                                                                                           ------------
                                                                                              4,831,165

-------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $131,359,302)                                 97.8%      131,357,172
-------------------------------------------------------------------------------------------------------
 Other Assets Net of Liabilities                                                  2.2         2,928,957
                                                                           ----------------------------
 Net Assets                                                                     100.0%     $134,286,129
                                                                           ============================

 Footnotes to Statement of Investments

To simplify the listings of securities, abbreviations are used per the table below:

 AB      Airport Board                                  IDV    Industrial Development
 BOE     Board of Education                             IDA    Industrial Development Agency
 CDD     Community Development District                 IDAU   Industrial Development Authority
 CFD     Community Facilities District                  LMC    Loan Marketing Corp.
 CMWLTH  Commonwealth                                   MH     Multifamily Housing
 COP     Certificates of Participation                  MTAU   Metropolitan Transportation Authority
 DA      Dormitory Authority                            NR     Not Rated
 DAU     Development Authority                          NYC    New York City
 EDAU    Economic Development Authority                 NYS    New York State
 EDFAU   Economic Development Finance Authority         PC     Pollution Control
 FAU     Finance Authority                              PCFAU  Pollution Control Finance Authority
 GP      General Purpose                                PFAU   Public Finance Authority
 GOB     General Obligation Bonds                       POAU   Port Authority
 GORB    General Obligation Refunding Bonds             RB     Revenue Bonds
 GOUN    General Obligation Unlimited Notes             RR     Resource Recovery
 HA      Hospital Authority                             RRB    Revenue Refunding Bonds
 HAU     Housing Authority                              SAC    Student Assistance Corp.
 HCF     Health Care Facilities                         SCDAU  Statewide Communities
 HDAU    Hospital Development Authority                        Development Authority
 HF      Health Facilities                              SPAST  Special Assessment
 HFA     Housing Finance Agency                         SPF    Special Facilities
 HFAU    Health Facilities Authority                    SPTX   Special Tax
 HFDC    Health Facilities Development Corp             SWD    Solid Waste Disposal

1. Represents the current interest rate for a variable rate bond known as an “inverse floater”
which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income.
Their price may be more volatile than the price of a comparable fixed rate security. Inverse floaters amount to $9,060,015 or 6.75% of the Fund’s net assets as of September 30, 2000.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities
Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,971,487 or 8.17% of the Fund’s net assets as of September 30, 2000.

3. Represents the current interest rate for a variable or increasing rate security.

As of September 30, 2000, securities subject to the alternative minimum tax amount to $44,457,686 or
33.11% of the Fund’s net assets.

See accompanying Notes to Financial Statements.

17 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2000

===================================================================================================

 Assets

 Investments, at value (cost $131,359,302)--see accompanying statement                 $131,357,172
---------------------------------------------------------------------------------------------------
 Cash                                                                                       993,694
---------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                 2,357,407
 Shares of beneficial interest sold                                                         158,244
 Other                                                                                       13,019
                                                                                       ------------
 Total assets                                                                           134,879,536

===================================================================================================
 Liabilities

 Payables and other liabilities:
 Dividends                                                                                  378,730
 Distribution and service plan fees                                                          82,347
 Shares of beneficial interest redeemed                                                      43,880
 Shareholder reports                                                                         43,230
 Transfer and shareholder servicing agent fees                                               31,224
 Trustees' compensation                                                                       2,779
 Other                                                                                       11,217
                                                                                      -------------
 Total liabilities                                                                          593,407

===================================================================================================
 Net Assets                                                                            $134,286,129
                                                                                       ============

===================================================================================================
 Composition of Net Assets

 Paid-in capital                                                                       $140,380,464
---------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                         41,989
---------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                                (6,134,194)
---------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments                                                  (2,130)
                                                                                       ------------
 Net Assets                                                                            $134,286,129
                                                                                       ============

===================================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $99,031,594 and 6,935,014 shares of beneficial interest outstanding)                        $14.28
 Maximum offering price per share (net asset value plus sales charge of 3.50% of
 offering price)                                                                             $14.80
---------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,972,316
 and 1,258,729 shares of beneficial interest outstanding)                                    $14.28
---------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,282,219
 and 1,212,621 shares of beneficial interest outstanding)                                    $14.25

 See accompanying Notes to Financial Statements.

18 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2000

==================================================================================
 Investment Income

 Interest                                                              $ 8,744,987

==================================================================================
 Expenses

 Management fees                                                           699,909
----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   257,754
 Class B                                                                   185,134
 Class C                                                                   189,331
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                             110,846
----------------------------------------------------------------------------------
 Shareholder reports                                                        72,089
----------------------------------------------------------------------------------
 Custodian fees and expenses                                                41,781
----------------------------------------------------------------------------------
 Accounting service fees                                                    12,000
----------------------------------------------------------------------------------
 Trustees' compensation                                                      5,006
----------------------------------------------------------------------------------
 Other                                                                      68,601
                                                                       -----------
 Total expenses                                                          1,642,451
 Less expenses paid indirectly                                             (10,659)
                                                                       -----------
 Net expenses                                                            1,631,792

==================================================================================
 Net Investment Income                                                   7,113,195

==================================================================================
 Realized and Unrealized Gain (Loss)

 Net realized loss on:
 Investments                                                            (5,631,370)
 Closing of futures contracts                                             (502,824)
                                                                       -----------
 Net realized loss                                                      (6,134,194)

----------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                    1,698,137
                                                                       -----------
 Net realized and unrealized loss                                       (4,436,057)

==================================================================================
 Net Increase in Net Assets Resulting from Operations                   $2,677,138
                                                                        ==========

 See accompanying Notes to Financial Statements.

19 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended September 30,                                                               2000                1999
================================================================================================================

 Operations

 Net investment income                                                         $   7,113,195       $   7,126,771
----------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                         (6,134,194)          1,133,780
----------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                              1,698,137         (10,696,534)
                                                                               ---------------------------------
 Net increase (decrease) in net assets resulting from operations                   2,677,138          (2,435,983)

================================================================================================================
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                          (5,444,951)         (5,534,424)
 Class B                                                                            (801,595)           (668,630)
 Class C                                                                            (821,842)           (818,168)
----------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                            (770,641)           (120,985)
 Class B                                                                            (124,867)            (16,601)
 Class C                                                                            (137,356)            (22,404)

================================================================================================================
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                         (21,194,571)         24,617,737
 Class B                                                                            (237,454)          6,407,741
 Class C                                                                          (3,862,911)          5,478,559

================================================================================================================
 Net Assets

 Total increase (decrease)                                                       (30,719,050)         26,886,842
----------------------------------------------------------------------------------------------------------------
 Beginning of period                                                             165,005,179         138,118,337
                                                                               ---------------------------------
 End of period [including undistributed (overdistributed)
 net investment income of $41,989 and $(2,818), respectively]                  $ 134,286,129       $ 165,005,179
                                                                               =================================

 See accompanying Notes to Financial Statements.

20 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

 Class A       Year Ended September 30,                2000           1999           1998           1997         1996
=====================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                $14.76         $15.65         $15.16         $14.69       $14.69
---------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .72            .72            .69            .80          .79
 Net realized and unrealized gain (loss)               (.39)          (.88)           .51            .45         (.01)
                                                     ----------------------------------------------------------------
 Total income (loss) from investment operations         .33           (.16)          1.20           1.25          .78
---------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.72)          (.71)          (.71)          (.78)        (.78)
 Distributions from net realized gain                  (.09)          (.02)            --             --           --
                                                     ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (0.81)          (.73)          (.71)          (.78)        (.78)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $14.28         $14.76         $15.65         $15.16       $14.69
                                                     ================================================================

=====================================================================================================================
 Total Return, at Net Asset Value(1)                   2.48%         (1.08)%         8.14%          8.72%        5.41%

=====================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $ 99,032       $124,273       $106,909        $87,111      $83,253
---------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $106,818       $118,906       $ 97,001        $85,590      $82,217
---------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                 5.13%          4.72%          4.58%          5.35%        5.35%
 Expenses                                              0.94%          0.90%          0.94%(3)       1.02%(3)     1.02%(3)
---------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 74%            10%            53%            31%          53%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 2. Annualized for periods of less than one full year.

3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly. See accompanying Notes to Financial Statements.

21 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued

 Class B       Year Ended September 30,               2000              1999              1998             1997(1)          1996
================================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period               $14.76            $15.65            $15.16           $14.69           $14.69
--------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .62               .62               .59              .67              .66
 Net realized and unrealized gain (loss)              (.39)             (.89)              .50              .46               --
                                                    ----------------------------------------------------------------------------
 Total income (loss) from investment operations        .23              (.27)             1.09             1.13              .66
--------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.62)             (.60)             (.60)            (.66)            (.66)
 Distributions from net realized gain                 (.09)             (.02)               --               --               --
                                                    ----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.71)             (.62)             (.60)            (.66)            (.66)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $14.28            $14.76            $15.65           $15.16           $14.69
                                                    ============================================================================

================================================================================================================================
 Total Return, at Net Asset Value(2)                  1.71%            (1.83)%            7.32%            7.88%            4.56%

================================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)          $17,972           $18,856           $13,537           $7,690           $2,858
--------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $18,498           $17,203           $10,830           $4,763           $1,440
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                4.36%             3.96%             3.92%            4.54%            4.51%
 Expenses                                             1.70%             1.66%             1.69%(4)         1.79%(4)         1.81%(4)
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                74%               10%               53%              31%              53%

1. Per share amounts calculated based on the average shares outstanding during the period. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

22 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

 Class C       Year Ended September 30,                  2000           1999           1998           1997           1996
=========================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                  $14.73         $15.62         $15.13         $14.67         $14.67
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .62            .61            .58            .66            .68
 Net realized and unrealized gain (loss)                 (.39)          (.88)           .51            .47           (.01)
                                                       ------------------------------------------------------------------
 Total income (loss) from investment operations           .23           (.27)          1.09           1.13            .67
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    (.62)          (.60)          (.60)          (.67)          (.67)
 Distributions from net realized gain                    (.09)          (.02)            --             --             --
                                                       ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders)                                        (.71)          (.62)          (.60)          (.67)          (.67)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $14.25         $14.73         $15.62         $15.13         $14.67
                                                       ==================================================================

=========================================================================================================================
 Total Return, at Net Asset Value(1)                     1.71%         (1.84)%         7.34%          7.85%          4.63%

=========================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $17,282        $21,876        $17,673        $13,940        $10,908
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $18,906        $21,036        $16,367        $11,970         $9,015
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                   4.37%          3.96%          3.85%          4.57%          4.56%
 Expenses                                                1.70%          1.66%          1.69%(3)       1.77%(3)       1.78%(3)
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   74%            10%            53%            31%            53%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 2. Annualized for periods of less than one full year.

3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

 See accompanying Notes to Financial Statements.

23 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Significant Accounting Policies

Oppenheimer Intermediate Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company
Act of 1940, as amended. The Fund’s investment objective is to seek a high level of current income exempt from federal income tax. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

        The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A,
B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class.
Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of September 30, 2000, the Fund had available for federal tax purposes an unused capital loss carryover as follows:

                  Expiring
                  --------------------------------------
                      2008                      $196,064

24 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

        The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended
September 30, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $2,931. Accumulated net realized loss on investments was increased by the same amount. All of which is distributed in connection with
Fund share redemptions which increased paid-in capital and increased accumulated net realized loss. Net assets of the Fund were unaffected by the reclassifications.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------

Other. Investment transactions are accounted for as of trade date. Original issue discount is accreted and premium is amortized in accordance with federal income tax requirements. For municipal bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period.
Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

25 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class.
Transactions in shares of beneficial interest were as follows:

                         Year Ended September 30, 2000    Year Ended September 30, 1999
                                Shares          Amount            Shares         Amount
---------------------------------------------------------------------------------------
 Class A

 Sold                        1,163,684    $ 16,634,283         3,070,665   $ 47,404,468
 Dividends and/or
 distributions reinvested      326,801       4,681,187           256,517      3,932,257
 Redeemed                   (2,974,289)    (42,510,041)       (1,738,667)   (26,718,988)
                            -----------------------------------------------------------
 Net increase (decrease)    (1,483,804)   $(21,194,571)        1,588,515    $24,617,737
                            ===========================================================

---------------------------------------------------------------------------------------
 Class B
 Sold                          332,417    $  4,772,600           631,307    $ 9,725,674
 Dividends and/or
 distributions reinvested       42,695         611,338            30,406        465,950
 Redeemed                     (394,129)     (5,621,392)         (249,024)    (3,783,883)
                            -----------------------------------------------------------
 Net increase (decrease)       (19,017)   $   (237,454)          412,689    $ 6,407,741
                            ===========================================================

---------------------------------------------------------------------------------------
 Class C
 Sold                          311,943    $  4,469,853           626,045    $ 9,634,721
 Dividends and/or
 distributions reinvested       47,117         673,935            37,914        580,815
 Redeemed                     (631,187)     (9,006,699)         (310,316)    (4,736,977)
                            -----------------------------------------------------------
 Net increase (decrease)      (272,127)   $ (3,862,911)          353,643    $ 5,478,559
                            ===========================================================

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2000, were $105,555,767 and
$133,465,218, respectively.

As
of September 30, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $131,359,302 was:

 Gross unrealized appreciation         $ 3,403,747
 Gross unrealized depreciation          (3,405,877)

 Net unrealized depreciation           $    (2,130)
                                       ===========

26 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

================================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million. The Fund’s management fee for the year ended September 30, 2000, an annualized rate of 0.49%, before any waiver by the Manager if applicable.

--------------------------------------------------------------------------------
Accounting Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an “at-cost” basis.
OFS also acts as the transfer and shareholder servicing agent for the other
Oppenheimer funds.

--------------------------------------------------------------------------------

Distribution and Service Plan Fees. Under its General Distributor’s Agreement with the Manager, the
Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       Aggregate            Class A        Commissions       Commissions      Commissions
                       Front-End          Front-End         on Class A        on Class B       on Class C
                   Sales Charges      Sales Charges             Shares            Shares           Shares
                      on Class A        Retained by        Advanced by       Advanced by      Advanced by
 Year Ended               Shares        Distributor     Distributor(1)    Distributor(1)    Distributor(1)
----------------------------------------------------------------------------------------------------------

 September 30, 2000      $90,064            $22,643            $20,322          $103,343          $25,677

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                        Class A                         Class B                          Class C
                            Contingent Deferred             Contingent Deferred              Contingent Deferred
                                  Sales Charges                   Sales Charges                    Sales Charges
 Year Ended             Retained by Distributor         Retained by Distributor          Retained by Distributor
----------------------------------------------------------------------------------------------------------------

 September 30, 2000                     $14,802                         $54,598                           $7,574

        The Fund has adopted a Service Plan for Class A shares and Distribution and Service
Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company
Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

27 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STAEMENTS  Continued

================================================================================

4. Fees and Other Transactions with Affiliates Continued Class A Service Plan Fees. Under the
Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25%
of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended September 30, 2000, payments under the Class A plan totaled $257,754 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $31,947 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------

Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

        The Distributor retains the asset-based sales charge on Class B shares. The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

        The Distributor’s actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the
Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended September 30, 2000, were as follows:

                                                         Distributor's    Distributor's
                                                             Aggregate     Unreimbursed
                                                          Unreimbursed    Expenses as %
                        Total Payments  Amount Retained       Expenses    of Net Assets
                            Under Plan   by Distributor     Under Plan         of Class
---------------------------------------------------------------------------------------

 Class B Plan                 $185,134         $152,519       $275,376             1.53%
 Class C Plan                  189,331           44,347        375,080             2.17

28 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

================================================================================
5. Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices
“financial futures” or debt securities “interest rate
futures” in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

        The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

        Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

        Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of
Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

        Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

================================================================================
6. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%.
The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus
0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the year ended September 30,
2000.

30 | OPPENHEIMER INTERMEDIATE MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited

================================================================================

In early 2001 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2000. Regulations of the U.S. Treasury
Department require the Fund to report this information to the Internal Revenue
Service.

        Distributions of $0.1552, $0.1455 and $0.1455 per share were paid to Class A, Class B and
Class C shareholders, respectively, on December 10, 1999, of which $0.0594 was designated as a “capital gain distribution” for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

        None of the dividends paid by the Fund during the year ended September 30, 2000 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income tax. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

        The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
A-6 Appendix A MUNICIPAL BOND RATINGS DEFINITIONS Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below for municipal securities. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations. Moody's Investors Service, Inc. ("Moody's") LONG-TERM BOND RATINGS Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues. Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the of "Aaa" securities. A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well. Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing. Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition. Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol. SHORT-TERM RATINGS - U.S. TAX-EXEMPT MUNICIPALS There are three ratings for short-term obligations that are investment grade. Short-term speculative obligations are designated "SG." For variable rate demand obligations, a two-component rating is assigned. The first (MIG) element represents an evaluation by Moody's of the degree of risk associated with scheduled principal and interest payments. The second element (VMIG) represents an evaluation of the degree of risk associated with the demand feature. MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.. MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group. MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established. SG: Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection. Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") LONG-TERM CREDIT RATINGS AAA: Bonds rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA: Bonds rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A: Bonds rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong. BBB: Bonds rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, and C Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB: Bonds rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B: Bonds rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC: Bonds rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC: Bonds rated `CC' are currently highly vulnerable to nonpayment. C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D: Bonds rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable. p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk. r: The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return. SHORT-TERM ISSUE CREDIT RATINGS SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation. SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. SP-3: Speculative capacity to pay principal and interest. Fitch, Inc. INTERNATIONAL LONG-TERM CREDIT RATINGS Investment Grade: AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings. BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category. Speculative Grade: BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade. B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default. DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations. Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below). INTERNATIONAL SHORT-TERM CREDIT RATINGS F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature. F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings. F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade. B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions. C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment. D: Default. Denotes actual or imminent payment default. B-1 Appendix B ------------------------------------------------------------------------ Industry Classifications ------------------------------------------------------------------------ Aerospace/Defense Food and Drug Retailers Air Transportation Gas Utilities Asset-Backed Health Care/Drugs Auto Parts and Equipment Health Care/Supplies & Services Automotive Homebuilders/Real Estate Bank Holding Companies Hotel/Gaming Banks Industrial Services Beverages Information Technology Broadcasting Insurance Broker-Dealers Leasing & Factoring Building Materials Leisure Cable Television Manufacturing Chemicals Metals/Mining Commercial Finance Nondurable Household Goods Communication Equipment Office Equipment Computer Hardware Oil - Domestic Computer Software Oil - International Conglomerates Paper Consumer Finance Photography Consumer Services Publishing Containers Railroads & Truckers Convenience Stores Restaurants Department Stores Savings & Loans Diversified Financial Shipping Diversified Media Special Purpose Financial Drug Wholesalers Specialty Printing Durable Household Goods Specialty Retailing Education Steel Electric Utilities Telecommunications - Long Distance Electrical Equipment Telephone - Utility Electronics Textile, Apparel & Home Furnishings Energy Services Tobacco Entertainment/Film Trucks and Parts Environmental Wireless Services Food C-9 C-15 Appendix C OppenheimerFunds Special Sales Charge Arrangements and Waivers In certain cases, the initial sales charge that applies to purchases of Class A shares3 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.4 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds. For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, (2) non-qualified deferred compensation plans, (3) employee benefit plans5 (4) Group Retirement Plans6 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager"). Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request. I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies). There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."7 This waiver provision applies to: - Purchases of Class A shares aggregating $1 million or more. - Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. - Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made: (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or (2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases. - Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements: (1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments"). (2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments. (3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager). - Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before March 1, 2001. II. Waivers of Class A Sales Charges of Oppenheimer Funds A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases): - The Manager or its affiliates. - Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included. - Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose. - Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees. - Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children). - Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares. - Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients. - "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases. - Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares. - Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons. - Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts. - A unit investment trust that has entered into an appropriate agreement with the Distributor. - Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services. - Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases. - A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995. - A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996. B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases): - Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party. - Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor. - Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver. - Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series. - Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor. C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases: - To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually. - Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus). - For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established. (2) To return excess contributions. (3) To return contributions made due to a mistake of fact. (4) Hardship withdrawals, as defined in the plan.8 (5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code. (6) To meet the minimum distribution requirements of the Internal Revenue Code. (7) To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code. (8) For loans to participants or beneficiaries. (9) Separation from service.9 (10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor. (11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA. - For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver. III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below. A. Waivers for Redemptions in Certain Cases. The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases: - Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus. - Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration. - Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver. - Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch. - Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose. - Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds. - Distributions10 from Retirement Plans or other employee benefit plans for any of the following purposes: (1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund. (2) To return excess contributions made to a participant's account. (3) To return contributions made due to a mistake of fact. (4) To make hardship withdrawals, as defined in the plan.11 (5) To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code. (6) To meet the minimum distribution requirements of the Internal Revenue Code. (7) To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code. (8) For loans to participants or beneficiaries.12 (9) On account of the participant's separation from service.13 (10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor. (11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA. (12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually. (13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually. (14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver. - Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually. B. Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases: - Shares sold to the Manager or its affiliates. - Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose. - Shares issued in plans of reorganization to which the Fund is a party. - Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees. IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include: Oppenheimer Quest Value Fund, Inc. Oppenheimer Small Cap Value Fund Oppenheimer Quest Balanced Value FundOppenheimer Quest Global Value Fund, Inc. Oppenheimer Quest Opportunity Value Fund These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995: Quest for Value U.S. Government Income Fund Quest for Value New York Tax-Exempt Fund Quest for Value Investment Quality Income Fund Quest for Value National Tax-Exempt Fund Quest for Value Global Income Fund Quest for Value California Tax-Exempt Fund All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either: - acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or - purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995. A. Reductions or Waivers of Class A Sales Charges. - - Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders. Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. -------------------------------------------------------------------------------- Initial Sales Initial Sales Number of Eligible Charge as a % of Charge as a % of Concession as % Employees or Members Offering Price Net Amount Invested of Offering Price -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 9 or Fewer 2.50% 2.56% 2.00% -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- At least 10 but not 2.00% 2.04% 1.60% more than 49 -------------------------------------------------------------------------------- For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus. Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor. - - Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges: - Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds. - Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds. - - Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund: Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law. B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers. - - Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with: - withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and - liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts. - - Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: - redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); - withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and - liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption. V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc. The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section): Oppenheimer U. S. Government Trust, Oppenheimer Bond Fund, Oppenheimer Value Fund and Oppenheimer Disciplined Allocation Fund are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds: Connecticut Mutual Liquid Account Connecticut Mutual Total Return Account Connecticut Mutual Government Securities Account CMIA LifeSpan Capital Appreciation Account Connecticut Mutual Income Account CMIA LifeSpan Balanced Account Connecticut Mutual Growth Account CMIA Diversified Income Account A. Prior Class A CDSC and Class A Sales Charge Waivers. - Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first). Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and (2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge. Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC. - Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares: (1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged; (2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more; (3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families; (4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies; one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and (6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS. Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above. Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund. B. Class A and Class B Contingent Deferred Sales Charge Waivers. In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996: (1) by the estate of a deceased shareholder; (2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code; (3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans; (4) as tax-free returns of excess contributions to such retirement or employee benefit plans; (5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company; (6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction; (7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund; (8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or (9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund. VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc. Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%. VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge: - the Manager and its affiliates, - present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees, - registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose, - dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees, - employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications, - dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and - dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative - services. ------------------------------------------------------------------------ Oppenheimer Intermediate Municipal Fund ------------------------------------------------------------------------ Internet Web Site: www.oppenheimerfunds.com ------------------------ Investment Advisor OppenheimerFunds, Inc. 6803 South Tucson Way Englewood, Colorado 80112 Distributor OppenheimerFunds Distributor, Inc. 6803 South Tucson Way Englewood, Colorado 80112 Transfer Agent OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270 1-800-525-7048 Custodian Bank Citibank, N.A. 399 Park Avenue New York, New York 10043 Independent Auditors Deloitte & Touche LLP 555 Seventeenth Street Denver, Colorado 80202 Legal Counsel Myer, Swanson, Adams & Wolf, P.C. 1600 Broadway Denver, Colorado 80202 890 860SAI(Rev. 0901) Philip Masterson Vice President & Assistant Counsel September 25, 2001 VIA EDGAR Securities and Exchange Commission Mail Stop 0-7, Filer Support 6432 General Green Way Alexandria, VA 22312 RE: Oppenheimer Municipal Fund (the "Trust") Registration No. 33-08054; File No. 811-4803 To the Securities and Exchange Commission: An electronic ("EDGAR") filing is hereby made under Rule 497(e) of the Securities Act of 1933 on behalf of Oppenheimer Intermediate Municipal Fund ("the Fund"), a series of Oppenheimer Municipal Fund. The filing consists of a Supplement to the Fund's Prospectus and a revised Statement of Additional Information dated September 24, 2001 to replace the Statement of Additional Information dated January 25, 2001, revised as of March 1, 2001. Please do not hesitate to contact the undersigned with any questions. Very truly yours, /s/ Philip T. Masterson Philip T. Masterson (303) 768-2486 Enclosures cc: Myer, Swanson, Adams & Wolf P.C. Deloitte & Touche LLP Ms. Gloria LaFond N1a\MunicipalFund\860_497cov_092401.doc -------- 1 Messrs. Bowen, Cameron and Marshall are not Directors of Panorama Series Fund, Inc. Messrs. Armstrong, Bowen, Cameron, Fossel and Marshall are not Managing General Partners of Centennial America Fund, L.P. 2In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund or its parent trust and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan. 3 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund. 4 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares. 5 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan. 6 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor. 7 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year. 8 This provision does not apply to IRAs. 9 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs. 10 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan. 11 This provision does not apply to IRAs. 12 This provision does not apply to loans from 403(b)(7) custodial plans. 13 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.